Vanguard® ESG U.S. Corporate Bond ETF
Schedule of Investments (unaudited)
As of November 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.6%)
U.S. Government Securities (0.6%)
[1]	United States Treasury Note/Bond	3.375%	11/30/2027	640	638
[1]	United States Treasury Note/Bond	3.500%	11/30/2030	3,440	3,424
[1]	United States Treasury Note/Bond	4.625%	11/15/2045	920	919
	United States Treasury Note/Bond	4.750%	8/15/2055	770	780
	United States Treasury Note/Bond	4.625%	11/15/2055	165	164
Total U.S. Government and Agency Obligations (Cost $5,925)					5,925
Corporate Bonds (98.0%)
Communications (12.2%)
	Alphabet Inc.	0.800%	8/15/2027	185	177
	Alphabet Inc.	4.000%	5/15/2030	150	151
	Alphabet Inc.	1.100%	8/15/2030	345	305
	Alphabet Inc.	4.100%	11/15/2030	775	782
	Alphabet Inc.	4.375%	11/15/2032	300	303
	Alphabet Inc.	4.500%	5/15/2035	510	514
	Alphabet Inc.	1.900%	8/15/2040	290	201
	Alphabet Inc.	2.050%	8/15/2050	470	266
	Alphabet Inc.	5.250%	5/15/2055	535	532
	Alphabet Inc.	2.250%	8/15/2060	660	353
	Alphabet Inc.	5.300%	5/15/2065	300	295
	America Movil SAB de CV	3.625%	4/22/2029	310	304
	America Movil SAB de CV	2.875%	5/7/2030	225	212
	America Movil SAB de CV	4.700%	7/21/2032	140	142
	America Movil SAB de CV	6.375%	3/1/2035	476	529
	America Movil SAB de CV	6.125%	3/30/2040	375	405
	America Movil SAB de CV	4.375%	7/16/2042	440	387
	America Movil SAB de CV	4.375%	4/22/2049	205	175
	AppLovin Corp.	5.125%	12/1/2029	340	348
	AT&T Inc.	4.250%	3/1/2027	310	311
	AT&T Inc.	2.300%	6/1/2027	625	609
	AT&T Inc.	1.650%	2/1/2028	481	457
[2]	AT&T Inc.	4.100%	2/15/2028	855	855
	AT&T Inc.	4.350%	3/1/2029	1,416	1,424
[2]	AT&T Inc.	4.300%	2/15/2030	730	734
	AT&T Inc.	4.700%	8/15/2030	150	153
	AT&T Inc.	2.750%	6/1/2031	517	477
	AT&T Inc.	2.250%	2/1/2032	700	618
	AT&T Inc.	4.550%	11/1/2032	160	160
	AT&T Inc.	2.550%	12/1/2033	770	661
	AT&T Inc.	5.400%	2/15/2034	300	314
	AT&T Inc.	4.500%	5/15/2035	533	518
	AT&T Inc.	5.375%	8/15/2035	125	129
	AT&T Inc.	4.900%	11/1/2035	470	469
	AT&T Inc.	5.250%	3/1/2037	485	496
	AT&T Inc.	4.850%	3/1/2039	165	159
	AT&T Inc.	3.500%	6/1/2041	545	434
	AT&T Inc.	4.300%	12/15/2042	750	646
	AT&T Inc.	4.350%	6/15/2045	170	143
	AT&T Inc.	5.550%	11/1/2045	210	206
	AT&T Inc.	4.750%	5/15/2046	325	288
	AT&T Inc.	5.650%	2/15/2047	205	210
	AT&T Inc.	4.500%	3/9/2048	635	536
	AT&T Inc.	4.550%	3/9/2049	100	85
	AT&T Inc.	3.650%	6/1/2051	845	607
	AT&T Inc.	3.300%	2/1/2052	220	147
	AT&T Inc.	3.500%	9/15/2053	1,900	1,307
	AT&T Inc.	5.700%	11/1/2054	315	309
	AT&T Inc.	3.550%	9/15/2055	1,520	1,040
	AT&T Inc.	6.050%	8/15/2056	125	129
	AT&T Inc.	3.800%	12/1/2057	1,357	964
	AT&T Inc.	3.650%	9/15/2059	1,950	1,328
	AT&T Inc.	3.850%	6/1/2060	855	607

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/2033	255	260
Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/2048	315	263
Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/2054	150	145
British Telecommunications plc	9.625%	12/15/2030	635	782
Charter Communications Operating LLC	3.750%	2/15/2028	320	315
Charter Communications Operating LLC	4.200%	3/15/2028	315	313
Charter Communications Operating LLC	2.250%	1/15/2029	255	237
Charter Communications Operating LLC	5.050%	3/30/2029	235	237
Charter Communications Operating LLC	6.100%	6/1/2029	435	454
Charter Communications Operating LLC	2.800%	4/1/2031	271	243
Charter Communications Operating LLC	2.300%	2/1/2032	280	241
Charter Communications Operating LLC	4.400%	4/1/2033	505	476
Charter Communications Operating LLC	6.650%	2/1/2034	250	265
Charter Communications Operating LLC	6.550%	6/1/2034	300	316
Charter Communications Operating LLC	6.384%	10/23/2035	425	439
Charter Communications Operating LLC	5.375%	4/1/2038	395	367
Charter Communications Operating LLC	3.500%	6/1/2041	245	175
Charter Communications Operating LLC	3.500%	3/1/2042	465	326
Charter Communications Operating LLC	6.484%	10/23/2045	750	720
Charter Communications Operating LLC	5.375%	5/1/2047	405	340
Charter Communications Operating LLC	5.750%	4/1/2048	521	456
Charter Communications Operating LLC	5.125%	7/1/2049	425	342
Charter Communications Operating LLC	4.800%	3/1/2050	780	599
Charter Communications Operating LLC	3.700%	4/1/2051	585	375
Charter Communications Operating LLC	3.900%	6/1/2052	430	282
Charter Communications Operating LLC	5.250%	4/1/2053	490	396
Charter Communications Operating LLC	6.700%	12/1/2055	80	78
Charter Communications Operating LLC	3.850%	4/1/2061	460	281
Charter Communications Operating LLC	4.400%	12/1/2061	243	163
Charter Communications Operating LLC	3.950%	6/30/2062	955	587
Charter Communications Operating LLC	5.500%	4/1/2063	350	282
Comcast Corp.	2.350%	1/15/2027	265	260
Comcast Corp.	3.300%	2/1/2027	495	491
Comcast Corp.	3.150%	2/15/2028	380	373
Comcast Corp.	3.550%	5/1/2028	245	243
Comcast Corp.	4.150%	10/15/2028	890	895
Comcast Corp.	4.550%	1/15/2029	393	399
Comcast Corp.	5.100%	6/1/2029	350	362
Comcast Corp.	2.650%	2/1/2030	360	339
Comcast Corp.	3.400%	4/1/2030	385	373
Comcast Corp.	4.250%	10/15/2030	530	531
Comcast Corp.	1.950%	1/15/2031	235	209
Comcast Corp.	1.500%	2/15/2031	270	235
Comcast Corp.	4.250%	1/15/2033	515	505
Comcast Corp.	4.650%	2/15/2033	455	457
Comcast Corp.	7.050%	3/15/2033	456	524
Comcast Corp.	4.800%	5/15/2033	235	238
Comcast Corp.	5.300%	6/1/2034	380	393
Comcast Corp.	4.200%	8/15/2034	315	302
Comcast Corp.	5.300%	5/15/2035	270	278
Comcast Corp.	5.650%	6/15/2035	370	390
Comcast Corp.	4.400%	8/15/2035	135	130
Comcast Corp.	3.200%	7/15/2036	135	115
Comcast Corp.	3.900%	3/1/2038	245	215
Comcast Corp.	4.600%	10/15/2038	85	80
Comcast Corp.	3.250%	11/1/2039	425	338
Comcast Corp.	3.750%	4/1/2040	225	188
Comcast Corp.	4.600%	8/15/2045	125	108
Comcast Corp.	3.400%	7/15/2046	195	139
Comcast Corp.	4.000%	8/15/2047	95	73
Comcast Corp.	3.969%	11/1/2047	505	388
Comcast Corp.	4.000%	3/1/2048	80	62
Comcast Corp.	4.700%	10/15/2048	273	233
Comcast Corp.	3.999%	11/1/2049	575	435
Comcast Corp.	3.450%	2/1/2050	405	279
Comcast Corp.	2.800%	1/15/2051	652	389
Comcast Corp.	2.887%	11/1/2051	899	543
Comcast Corp.	2.450%	8/15/2052	885	481
Comcast Corp.	4.049%	11/1/2052	520	390
Comcast Corp.	5.350%	5/15/2053	615	568

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Comcast Corp.	5.650%	6/1/2054	290	279
	Comcast Corp.	2.937%	11/1/2056	1,362	793
	Comcast Corp.	4.950%	10/15/2058	365	311
	Comcast Corp.	2.650%	8/15/2062	390	201
	Comcast Corp.	2.987%	11/1/2063	888	495
	Comcast Corp.	5.500%	5/15/2064	275	254
	Deutsche Telekom International Finance BV	8.750%	6/15/2030	715	840
	Electronic Arts Inc.	1.850%	2/15/2031	454	440
	Electronic Arts Inc.	2.950%	2/15/2051	155	146
	Expedia Group Inc.	3.800%	2/15/2028	200	199
	Expedia Group Inc.	3.250%	2/15/2030	310	298
	Expedia Group Inc.	5.400%	2/15/2035	119	123
	Fox Corp.	4.709%	1/25/2029	480	487
	Fox Corp.	6.500%	10/13/2033	316	350
	Fox Corp.	5.476%	1/25/2039	415	421
	Fox Corp.	5.576%	1/25/2049	358	349
	Grupo Televisa SAB	5.000%	5/13/2045	110	78
	Grupo Televisa SAB	6.125%	1/31/2046	260	209
	Meta Platforms Inc.	3.500%	8/15/2027	417	416
	Meta Platforms Inc.	4.600%	5/15/2028	295	301
	Meta Platforms Inc.	4.300%	8/15/2029	417	423
	Meta Platforms Inc.	4.800%	5/15/2030	380	392
	Meta Platforms Inc.	4.200%	11/15/2030	1,000	1,007
	Meta Platforms Inc.	4.550%	8/15/2031	184	188
	Meta Platforms Inc.	3.850%	8/15/2032	635	620
	Meta Platforms Inc.	4.600%	11/15/2032	1,000	1,015
	Meta Platforms Inc.	4.950%	5/15/2033	505	523
	Meta Platforms Inc.	4.750%	8/15/2034	675	687
	Meta Platforms Inc.	5.500%	11/15/2045	1,075	1,075
	Meta Platforms Inc.	4.450%	8/15/2052	675	568
	Meta Platforms Inc.	5.600%	5/15/2053	510	508
	Meta Platforms Inc.	5.400%	8/15/2054	950	920
[2]	Meta Platforms Inc.	5.625%	11/15/2055	1,550	1,545
	Meta Platforms Inc.	4.650%	8/15/2062	350	293
	Meta Platforms Inc.	5.750%	5/15/2063	800	799
	Meta Platforms Inc.	5.550%	8/15/2064	630	609
	Meta Platforms Inc.	5.750%	11/15/2065	1,075	1,069
	Netflix Inc.	4.875%	4/15/2028	295	301
	Netflix Inc.	5.875%	11/15/2028	420	443
	Netflix Inc.	6.375%	5/15/2029	165	177
	Netflix Inc.	4.900%	8/15/2034	192	199
	Netflix Inc.	5.400%	8/15/2054	188	187
	Omnicom Group Inc.	2.600%	8/1/2031	385	350
	Orange SA	9.000%	3/1/2031	424	513
	Orange SA	5.375%	1/13/2042	130	129
	Orange SA	5.500%	2/6/2044	269	268
	Paramount Global	7.875%	7/30/2030	655	726
	Paramount Global	4.950%	1/15/2031	290	286
	Paramount Global	4.200%	5/19/2032	460	429
	Paramount Global	6.875%	4/30/2036	350	368
	Paramount Global	4.375%	3/15/2043	356	269
	Paramount Global	5.850%	9/1/2043	200	180
	Paramount Global	4.950%	5/19/2050	320	249
	Rogers Communications Inc.	3.200%	3/15/2027	360	355
	Rogers Communications Inc.	5.000%	2/15/2029	365	372
	Rogers Communications Inc.	3.800%	3/15/2032	345	326
	Rogers Communications Inc.	5.300%	2/15/2034	255	259
	Rogers Communications Inc.	4.550%	3/15/2052	700	569
	Sprint Capital Corp.	6.875%	11/15/2028	560	603
	Sprint Capital Corp.	8.750%	3/15/2032	420	511
	Take-Two Interactive Software Inc.	4.950%	3/28/2028	70	71
	Telefonica Emisiones SA	4.103%	3/8/2027	365	364
	Telefonica Emisiones SA	7.045%	6/20/2036	555	626
	Telefonica Emisiones SA	5.213%	3/8/2047	495	441
	Telefonica Emisiones SA	4.895%	3/6/2048	350	298
	Telefonica Emisiones SA	5.520%	3/1/2049	365	337
	Telefonica Europe BV	8.250%	9/15/2030	240	276
	TELUS Corp.	3.400%	5/13/2032	195	180
	TELUS Corp.	4.600%	11/16/2048	125	108
	Time Warner Cable Enterprises LLC	8.375%	7/15/2033	210	243

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Time Warner Cable LLC	6.550%	5/1/2037	375	383
	Time Warner Cable LLC	7.300%	7/1/2038	295	314
	Time Warner Cable LLC	6.750%	6/15/2039	290	295
	Time Warner Cable LLC	5.875%	11/15/2040	352	327
	Time Warner Cable LLC	5.500%	9/1/2041	345	306
	Time Warner Cable LLC	4.500%	9/15/2042	335	261
	T-Mobile USA Inc.	3.750%	4/15/2027	725	722
	T-Mobile USA Inc.	4.750%	2/1/2028	290	290
	T-Mobile USA Inc.	2.050%	2/15/2028	415	398
	T-Mobile USA Inc.	4.950%	3/15/2028	295	301
	T-Mobile USA Inc.	4.800%	7/15/2028	275	280
	T-Mobile USA Inc.	4.850%	1/15/2029	125	128
	T-Mobile USA Inc.	2.625%	2/15/2029	330	315
	T-Mobile USA Inc.	3.375%	4/15/2029	575	560
	T-Mobile USA Inc.	3.875%	4/15/2030	1,865	1,837
	T-Mobile USA Inc.	2.550%	2/15/2031	725	664
	T-Mobile USA Inc.	2.875%	2/15/2031	400	372
	T-Mobile USA Inc.	3.500%	4/15/2031	300	288
	T-Mobile USA Inc.	2.250%	11/15/2031	430	382
	T-Mobile USA Inc.	2.700%	3/15/2032	385	347
	T-Mobile USA Inc.	5.125%	5/15/2032	169	175
	T-Mobile USA Inc.	4.625%	1/15/2033	465	465
	T-Mobile USA Inc.	5.200%	1/15/2033	485	503
	T-Mobile USA Inc.	5.050%	7/15/2033	640	657
	T-Mobile USA Inc.	5.750%	1/15/2034	450	480
	T-Mobile USA Inc.	5.150%	4/15/2034	130	134
	T-Mobile USA Inc.	4.700%	1/15/2035	430	426
	T-Mobile USA Inc.	5.300%	5/15/2035	205	212
	T-Mobile USA Inc.	4.950%	11/15/2035	230	231
	T-Mobile USA Inc.	4.375%	4/15/2040	335	305
	T-Mobile USA Inc.	3.000%	2/15/2041	755	569
	T-Mobile USA Inc.	4.500%	4/15/2050	725	610
	T-Mobile USA Inc.	3.300%	2/15/2051	645	440
	T-Mobile USA Inc.	3.400%	10/15/2052	465	319
	T-Mobile USA Inc.	5.650%	1/15/2053	315	311
	T-Mobile USA Inc.	5.750%	1/15/2054	425	425
	T-Mobile USA Inc.	6.000%	6/15/2054	230	238
	T-Mobile USA Inc.	5.500%	1/15/2055	195	188
	T-Mobile USA Inc.	5.250%	6/15/2055	215	200
	T-Mobile USA Inc.	5.875%	11/15/2055	325	331
	T-Mobile USA Inc.	5.700%	1/15/2056	440	438
	T-Mobile USA Inc.	3.600%	11/15/2060	340	232
	T-Mobile USA Inc.	5.800%	9/15/2062	135	136
[2]	TWDC Enterprises 18 Corp.	2.950%	6/15/2027	215	213
[2]	TWDC Enterprises 18 Corp.	4.125%	6/1/2044	325	278
	Uber Technologies Inc.	4.300%	1/15/2030	245	246
	Uber Technologies Inc.	4.800%	9/15/2034	70	70
	Uber Technologies Inc.	4.800%	9/15/2035	625	624
	Uber Technologies Inc.	5.350%	9/15/2054	430	417
	VeriSign Inc.	2.700%	6/15/2031	175	159
	Verizon Communications Inc.	2.100%	3/22/2028	565	542
	Verizon Communications Inc.	3.875%	2/8/2029	50	50
	Verizon Communications Inc.	4.016%	12/3/2029	810	804
	Verizon Communications Inc.	3.150%	3/22/2030	715	686
	Verizon Communications Inc.	1.500%	9/18/2030	410	361
	Verizon Communications Inc.	1.680%	10/30/2030	745	660
	Verizon Communications Inc.	1.750%	1/20/2031	963	851
	Verizon Communications Inc.	2.550%	3/21/2031	652	597
	Verizon Communications Inc.	2.355%	3/15/2032	1,330	1,175
	Verizon Communications Inc.	4.750%	1/15/2033	475	478
	Verizon Communications Inc.	5.050%	5/9/2033	300	309
	Verizon Communications Inc.	4.500%	8/10/2033	657	652
	Verizon Communications Inc.	4.400%	11/1/2034	337	327
	Verizon Communications Inc.	4.780%	2/15/2035	385	382
	Verizon Communications Inc.	5.250%	4/2/2035	524	537
	Verizon Communications Inc.	4.272%	1/15/2036	360	340
	Verizon Communications Inc.	5.000%	1/15/2036	550	551
	Verizon Communications Inc.	5.250%	3/16/2037	510	518
[3]	Verizon Communications Inc.	5.401%	7/2/2037	1,562	1,598
	Verizon Communications Inc.	4.812%	3/15/2039	215	207

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Verizon Communications Inc.	2.650%	11/20/2040	965	702
Verizon Communications Inc.	3.400%	3/22/2041	810	640
Verizon Communications Inc.	2.850%	9/3/2041	290	212
Verizon Communications Inc.	6.550%	9/15/2043	100	111
Verizon Communications Inc.	5.750%	11/30/2045	350	353
Verizon Communications Inc.	4.862%	8/21/2046	420	379
Verizon Communications Inc.	4.522%	9/15/2048	320	273
Verizon Communications Inc.	4.000%	3/22/2050	405	315
Verizon Communications Inc.	2.875%	11/20/2050	1	1
Verizon Communications Inc.	3.550%	3/22/2051	1,060	769
Verizon Communications Inc.	3.875%	3/1/2052	365	277
Verizon Communications Inc.	5.500%	2/23/2054	300	293
Verizon Communications Inc.	5.012%	8/21/2054	55	49
Verizon Communications Inc.	5.875%	11/30/2055	775	782
Verizon Communications Inc.	2.987%	10/30/2056	615	375
Verizon Communications Inc.	3.000%	11/20/2060	435	260
Verizon Communications Inc.	6.000%	11/30/2065	475	480
Vodafone Group plc	6.150%	2/27/2037	118	129
Vodafone Group plc	5.250%	5/30/2048	255	240
Vodafone Group plc	4.875%	6/19/2049	425	376
Vodafone Group plc	4.250%	9/17/2050	375	298
Vodafone Group plc	5.750%	6/28/2054	350	345
Vodafone Group plc	5.875%	6/28/2064	210	207
Walt Disney Co.	2.200%	1/13/2028	754	730
Walt Disney Co.	2.000%	9/1/2029	483	451
Walt Disney Co.	3.800%	3/22/2030	545	541
Walt Disney Co.	2.650%	1/13/2031	525	492
Walt Disney Co.	6.200%	12/15/2034	200	226
Walt Disney Co.	6.400%	12/15/2035	200	228
Walt Disney Co.	4.625%	3/23/2040	655	634
Walt Disney Co.	3.500%	5/13/2040	485	409
Walt Disney Co.	2.750%	9/1/2049	495	321
Walt Disney Co.	4.700%	3/23/2050	270	246
Walt Disney Co.	3.600%	1/13/2051	500	379
Walt Disney Co.	3.800%	5/13/2060	250	187
Weibo Corp.	3.375%	7/8/2030	195	186
				121,184
Consumer Discretionary (6.8%)
Alibaba Group Holding Ltd.	3.400%	12/6/2027	410	406
Alibaba Group Holding Ltd.	4.875%	5/26/2030	200	207
Alibaba Group Holding Ltd.	2.125%	2/9/2031	245	223
Alibaba Group Holding Ltd.	5.250%	5/26/2035	200	209
Alibaba Group Holding Ltd.	4.000%	12/6/2037	385	357
Alibaba Group Holding Ltd.	2.700%	2/9/2041	290	216
Alibaba Group Holding Ltd.	4.200%	12/6/2047	360	308
Alibaba Group Holding Ltd.	3.150%	2/9/2051	265	185
Alibaba Group Holding Ltd.	4.400%	12/6/2057	195	167
Alibaba Group Holding Ltd.	3.250%	2/9/2061	155	104
Amazon.com Inc.	3.300%	4/13/2027	306	304
Amazon.com Inc.	1.200%	6/3/2027	390	376
Amazon.com Inc.	3.150%	8/22/2027	755	748
Amazon.com Inc.	4.550%	12/1/2027	460	467
Amazon.com Inc.	1.650%	5/12/2028	485	462
Amazon.com Inc.	3.450%	4/13/2029	820	811
Amazon.com Inc.	4.650%	12/1/2029	428	440
Amazon.com Inc.	1.500%	6/3/2030	420	379
Amazon.com Inc.	2.100%	5/12/2031	540	489
Amazon.com Inc.	3.600%	4/13/2032	685	667
Amazon.com Inc.	4.700%	12/1/2032	480	495
Amazon.com Inc.	4.800%	12/5/2034	250	259
Amazon.com Inc.	3.875%	8/22/2037	735	683
Amazon.com Inc.	2.875%	5/12/2041	395	305
Amazon.com Inc.	4.950%	12/5/2044	665	653
Amazon.com Inc.	4.050%	8/22/2047	710	597
Amazon.com Inc.	2.500%	6/3/2050	585	360
Amazon.com Inc.	3.100%	5/12/2051	610	421
Amazon.com Inc.	3.950%	4/13/2052	691	555
Amazon.com Inc.	4.250%	8/22/2057	898	743
Amazon.com Inc.	2.700%	6/3/2060	623	362

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amazon.com Inc.	3.250%	5/12/2061	405	268
	Amazon.com Inc.	4.100%	4/13/2062	205	162
[2]	American Honda Finance Corp.	4.450%	10/22/2027	165	166
[2]	American Honda Finance Corp.	2.000%	3/24/2028	170	162
[2]	American Honda Finance Corp.	5.125%	7/7/2028	215	221
	American Honda Finance Corp.	5.650%	11/15/2028	155	162
	American Honda Finance Corp.	4.900%	3/13/2029	200	205
[2]	American Honda Finance Corp.	4.400%	9/5/2029	150	151
[2]	American Honda Finance Corp.	5.050%	7/10/2031	350	360
[2]	American Honda Finance Corp.	4.900%	1/10/2034	240	242
	Aptiv Swiss Holdings Ltd.	3.250%	3/1/2032	105	98
	Aptiv Swiss Holdings Ltd.	3.100%	12/1/2051	330	215
	Aptiv Swiss Holdings Ltd.	4.150%	5/1/2052	225	175
	AutoZone Inc.	4.000%	4/15/2030	205	203
	AutoZone Inc.	4.750%	8/1/2032	150	152
	BorgWarner Inc.	2.650%	7/1/2027	105	103
	Dick's Sporting Goods Inc.	4.100%	1/15/2052	200	148
	eBay Inc.	3.600%	6/5/2027	420	417
	eBay Inc.	2.700%	3/11/2030	115	108
	eBay Inc.	2.600%	5/10/2031	135	124
	eBay Inc.	4.000%	7/15/2042	462	385
	eBay Inc.	3.650%	5/10/2051	150	112
	Ferguson Enterprises Inc.	4.350%	3/15/2031	350	350
	Ferguson Enterprises Inc.	5.000%	10/3/2034	135	137
	Ford Motor Co.	4.346%	12/8/2026	155	155
	Ford Motor Co.	7.450%	7/16/2031	173	192
	Ford Motor Co.	3.250%	2/12/2032	185	163
	Ford Motor Co.	6.100%	8/19/2032	345	356
	Ford Motor Co.	4.750%	1/15/2043	555	447
	Ford Motor Co.	5.291%	12/8/2046	490	413
	Ford Motor Credit Co. LLC	4.271%	1/9/2027	210	209
	Ford Motor Credit Co. LLC	5.800%	3/5/2027	315	319
	Ford Motor Credit Co. LLC	5.850%	5/17/2027	540	548
	Ford Motor Credit Co. LLC	4.950%	5/28/2027	295	296
	Ford Motor Credit Co. LLC	4.125%	8/17/2027	180	178
	Ford Motor Credit Co. LLC	3.815%	11/2/2027	240	236
	Ford Motor Credit Co. LLC	7.350%	11/4/2027	165	172
	Ford Motor Credit Co. LLC	2.900%	2/16/2028	425	408
	Ford Motor Credit Co. LLC	6.800%	5/12/2028	400	417
	Ford Motor Credit Co. LLC	6.798%	11/7/2028	384	402
	Ford Motor Credit Co. LLC	2.900%	2/10/2029	375	351
	Ford Motor Credit Co. LLC	5.800%	3/8/2029	370	377
	Ford Motor Credit Co. LLC	5.113%	5/3/2029	525	524
	Ford Motor Credit Co. LLC	5.303%	9/6/2029	285	286
	Ford Motor Credit Co. LLC	5.875%	11/7/2029	465	476
	Ford Motor Credit Co. LLC	7.350%	3/6/2030	160	172
	Ford Motor Credit Co. LLC	7.200%	6/10/2030	160	172
	Ford Motor Credit Co. LLC	5.730%	9/5/2030	200	204
	Ford Motor Credit Co. LLC	4.000%	11/13/2030	445	420
	Ford Motor Credit Co. LLC	6.050%	3/5/2031	190	195
	Ford Motor Credit Co. LLC	3.625%	6/17/2031	295	269
	Ford Motor Credit Co. LLC	6.054%	11/5/2031	425	435
	Ford Motor Credit Co. LLC	6.532%	3/19/2032	200	210
	Ford Motor Credit Co. LLC	7.122%	11/7/2033	300	323
	Ford Motor Credit Co. LLC	6.125%	3/8/2034	230	234
	Ford Motor Credit Co. LLC	6.500%	2/7/2035	455	474
	General Motors Financial Co. Inc.	4.350%	1/17/2027	180	180
	General Motors Financial Co. Inc.	2.350%	2/26/2027	295	288
	General Motors Financial Co. Inc.	5.000%	4/9/2027	305	308
	General Motors Financial Co. Inc.	5.400%	5/8/2027	503	511
	General Motors Financial Co. Inc.	5.350%	7/15/2027	155	158
	General Motors Financial Co. Inc.	2.700%	8/20/2027	165	161
	General Motors Financial Co. Inc.	6.000%	1/9/2028	355	368
	General Motors Financial Co. Inc.	5.050%	4/4/2028	582	593
	General Motors Financial Co. Inc.	2.400%	4/10/2028	155	149
	General Motors Financial Co. Inc.	5.800%	6/23/2028	505	523
	General Motors Financial Co. Inc.	2.400%	10/15/2028	155	148
	General Motors Financial Co. Inc.	5.800%	1/7/2029	320	334
	General Motors Financial Co. Inc.	4.300%	4/6/2029	215	215
	General Motors Financial Co. Inc.	5.550%	7/15/2029	375	389

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Motors Financial Co. Inc.	4.900%	10/6/2029	185	188
	General Motors Financial Co. Inc.	5.350%	1/7/2030	445	459
	General Motors Financial Co. Inc.	5.850%	4/6/2030	250	263
	General Motors Financial Co. Inc.	3.600%	6/21/2030	295	284
	General Motors Financial Co. Inc.	5.450%	7/15/2030	100	104
	General Motors Financial Co. Inc.	2.350%	1/8/2031	345	310
	General Motors Financial Co. Inc.	5.750%	2/8/2031	380	400
	General Motors Financial Co. Inc.	2.700%	6/10/2031	145	131
	General Motors Financial Co. Inc.	5.600%	6/18/2031	205	214
	General Motors Financial Co. Inc.	3.100%	1/12/2032	170	155
	General Motors Financial Co. Inc.	5.625%	4/4/2032	288	300
	General Motors Financial Co. Inc.	6.400%	1/9/2033	460	498
	General Motors Financial Co. Inc.	6.100%	1/7/2034	310	330
	General Motors Financial Co. Inc.	5.950%	4/4/2034	445	468
	General Motors Financial Co. Inc.	5.450%	9/6/2034	235	239
	General Motors Financial Co. Inc.	5.900%	1/7/2035	208	217
	General Motors Financial Co. Inc.	6.150%	7/15/2035	175	186
	Genuine Parts Co.	4.950%	8/15/2029	390	396
[2]	George Washington University	4.126%	9/15/2048	175	146
	Hasbro Inc.	3.900%	11/19/2029	314	308
	Home Depot Inc.	2.500%	4/15/2027	240	236
	Home Depot Inc.	2.875%	4/15/2027	165	163
	Home Depot Inc.	4.875%	6/25/2027	510	519
	Home Depot Inc.	2.800%	9/14/2027	200	197
	Home Depot Inc.	1.500%	9/15/2028	370	348
	Home Depot Inc.	3.900%	12/6/2028	350	351
	Home Depot Inc.	4.900%	4/15/2029	435	448
	Home Depot Inc.	2.950%	6/15/2029	330	320
	Home Depot Inc.	4.750%	6/25/2029	670	687
	Home Depot Inc.	2.700%	4/15/2030	520	493
	Home Depot Inc.	1.375%	3/15/2031	270	235
	Home Depot Inc.	4.850%	6/25/2031	135	140
	Home Depot Inc.	1.875%	9/15/2031	240	212
	Home Depot Inc.	3.250%	4/15/2032	550	518
	Home Depot Inc.	4.500%	9/15/2032	245	249
	Home Depot Inc.	4.950%	6/25/2034	420	432
	Home Depot Inc.	5.875%	12/16/2036	553	604
	Home Depot Inc.	3.300%	4/15/2040	181	150
	Home Depot Inc.	5.950%	4/1/2041	185	200
	Home Depot Inc.	4.200%	4/1/2043	155	136
	Home Depot Inc.	4.875%	2/15/2044	235	223
	Home Depot Inc.	4.400%	3/15/2045	180	159
	Home Depot Inc.	4.250%	4/1/2046	285	245
	Home Depot Inc.	3.900%	6/15/2047	210	169
	Home Depot Inc.	4.500%	12/6/2048	310	272
	Home Depot Inc.	3.125%	12/15/2049	175	122
	Home Depot Inc.	3.350%	4/15/2050	360	260
	Home Depot Inc.	2.375%	3/15/2051	335	196
	Home Depot Inc.	2.750%	9/15/2051	450	283
	Home Depot Inc.	3.625%	4/15/2052	460	343
	Home Depot Inc.	4.950%	9/15/2052	315	293
	Home Depot Inc.	5.300%	6/25/2054	380	371
	Home Depot Inc.	3.500%	9/15/2056	635	453
	Honda Motor Co. Ltd.	2.534%	3/10/2027	160	157
	Honda Motor Co. Ltd.	4.688%	7/8/2030	400	405
	Honda Motor Co. Ltd.	2.967%	3/10/2032	215	197
	Honda Motor Co. Ltd.	5.337%	7/8/2035	355	365
	Leland Stanford Junior University	3.647%	5/1/2048	160	129
	Lowe's Cos. Inc.	3.350%	4/1/2027	110	109
	Lowe's Cos. Inc.	3.100%	5/3/2027	480	474
	Lowe's Cos. Inc.	1.300%	4/15/2028	430	404
	Lowe's Cos. Inc.	1.700%	9/15/2028	220	207
	Lowe's Cos. Inc.	3.650%	4/5/2029	486	479
	Lowe's Cos. Inc.	4.500%	4/15/2030	265	268
	Lowe's Cos. Inc.	1.700%	10/15/2030	261	232
	Lowe's Cos. Inc.	4.250%	3/15/2031	500	498
	Lowe's Cos. Inc.	2.625%	4/1/2031	265	243
	Lowe's Cos. Inc.	3.750%	4/1/2032	445	428
	Lowe's Cos. Inc.	5.000%	4/15/2033	400	411
	Lowe's Cos. Inc.	5.150%	7/1/2033	505	523

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lowe's Cos. Inc.	2.800%	9/15/2041	275	200
	Lowe's Cos. Inc.	3.700%	4/15/2046	270	207
	Lowe's Cos. Inc.	4.050%	5/3/2047	375	301
	Lowe's Cos. Inc.	3.000%	10/15/2050	445	288
	Lowe's Cos. Inc.	4.250%	4/1/2052	460	368
	Lowe's Cos. Inc.	5.625%	4/15/2053	465	459
	Lowe's Cos. Inc.	4.450%	4/1/2062	325	259
	Lowe's Cos. Inc.	5.800%	9/15/2062	210	209
	Magna International Inc.	2.450%	6/15/2030	330	305
	Marriott International Inc.	5.000%	10/15/2027	205	209
	Marriott International Inc.	4.900%	4/15/2029	125	128
	Marriott International Inc.	4.875%	5/15/2029	50	51
[2]	Marriott International Inc.	4.625%	6/15/2030	450	457
[2]	Marriott International Inc.	2.850%	4/15/2031	170	158
	Marriott International Inc.	5.100%	4/15/2032	50	52
[2]	Marriott International Inc.	3.500%	10/15/2032	205	192
	Marriott International Inc.	5.300%	5/15/2034	110	114
	Marriott International Inc.	5.350%	3/15/2035	445	460
	Marriott International Inc.	5.500%	4/15/2037	142	147
[2]	McDonald's Corp.	3.500%	3/1/2027	145	144
[2]	McDonald's Corp.	3.500%	7/1/2027	195	194
[2]	McDonald's Corp.	3.800%	4/1/2028	190	190
[2]	McDonald's Corp.	2.625%	9/1/2029	154	147
[2]	McDonald's Corp.	2.125%	3/1/2030	245	227
[2]	McDonald's Corp.	3.600%	7/1/2030	105	103
[2]	McDonald's Corp.	4.600%	9/9/2032	85	87
	McDonald's Corp.	4.950%	3/3/2035	191	195
[2]	McDonald's Corp.	4.700%	12/9/2035	190	190
	McDonald's Corp.	5.000%	2/13/2036	250	254
[2]	McDonald's Corp.	6.300%	10/15/2037	180	201
[2]	McDonald's Corp.	6.300%	3/1/2038	170	190
[2]	McDonald's Corp.	4.875%	12/9/2045	325	302
[2]	McDonald's Corp.	4.450%	3/1/2047	305	264
[2]	McDonald's Corp.	4.450%	9/1/2048	277	239
[2]	McDonald's Corp.	3.625%	9/1/2049	360	270
[2]	McDonald's Corp.	4.200%	4/1/2050	335	276
[2]	McDonald's Corp.	5.150%	9/9/2052	200	189
	McDonald's Corp.	5.450%	8/14/2053	120	119
	Mercedes-Benz Finance North America LLC	8.500%	1/18/2031	415	494
	NIKE Inc.	2.750%	3/27/2027	244	241
	NIKE Inc.	2.850%	3/27/2030	335	320
	NIKE Inc.	3.250%	3/27/2040	270	220
	NIKE Inc.	3.875%	11/1/2045	220	180
	NIKE Inc.	3.375%	3/27/2050	478	348
	NVR Inc.	3.000%	5/15/2030	202	192
	O'Reilly Automotive Inc.	3.600%	9/1/2027	160	159
	O'Reilly Automotive Inc.	4.700%	6/15/2032	135	136
	Owens Corning	5.700%	6/15/2034	295	311
	Ralph Lauren Corp.	2.950%	6/15/2030	180	171
	Royal Caribbean Cruises Ltd.	5.375%	1/15/2036	400	404
	Stanley Black & Decker Inc.	2.300%	3/15/2030	210	192
	Starbucks Corp.	4.850%	2/8/2027	245	247
	Starbucks Corp.	4.500%	5/15/2028	100	101
	Starbucks Corp.	4.000%	11/15/2028	130	130
	Starbucks Corp.	3.550%	8/15/2029	310	305
	Starbucks Corp.	2.250%	3/12/2030	100	92
	Starbucks Corp.	2.550%	11/15/2030	315	292
	Starbucks Corp.	3.000%	2/14/2032	175	162
	Starbucks Corp.	4.500%	11/15/2048	215	183
	Starbucks Corp.	4.450%	8/15/2049	260	219
	Starbucks Corp.	3.500%	11/15/2050	265	189
	Tapestry Inc.	5.500%	3/11/2035	200	205
	Tractor Supply Co.	5.250%	5/15/2033	85	89
					67,221
Consumer Staples (3.7%)
	Bunge Ltd. Finance Corp.	4.200%	9/17/2029	250	250
	Bunge Ltd. Finance Corp.	2.750%	5/14/2031	185	171
	Bunge Ltd. Finance Corp.	4.650%	9/17/2034	345	342
	Campbell's Co.	4.150%	3/15/2028	225	225

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Campbell's Co.	5.400%	3/21/2034	130	134
	Campbell's Co.	4.750%	3/23/2035	275	269
	Coca-Cola Co.	3.375%	3/25/2027	235	234
	Coca-Cola Co.	1.450%	6/1/2027	340	329
	Coca-Cola Co.	1.500%	3/5/2028	230	220
	Coca-Cola Co.	1.000%	3/15/2028	360	339
	Coca-Cola Co.	2.125%	9/6/2029	315	297
	Coca-Cola Co.	3.450%	3/25/2030	220	216
	Coca-Cola Co.	1.650%	6/1/2030	410	372
	Coca-Cola Co.	2.000%	3/5/2031	145	132
	Coca-Cola Co.	1.375%	3/15/2031	255	224
	Coca-Cola Co.	2.250%	1/5/2032	365	331
	Coca-Cola Co.	5.000%	5/13/2034	120	126
	Coca-Cola Co.	4.650%	8/14/2034	415	426
	Coca-Cola Co.	2.500%	6/1/2040	260	196
	Coca-Cola Co.	2.875%	5/5/2041	95	74
	Coca-Cola Co.	2.600%	6/1/2050	303	192
	Coca-Cola Co.	3.000%	3/5/2051	320	219
	Coca-Cola Co.	2.500%	3/15/2051	330	203
	Coca-Cola Co.	5.300%	5/13/2054	115	115
	Coca-Cola Co.	5.200%	1/14/2055	355	350
	Coca-Cola Co.	2.750%	6/1/2060	455	274
	Coca-Cola Co.	5.400%	5/13/2064	331	330
	Coca-Cola Femsa SAB de CV	2.750%	1/22/2030	430	407
	Conagra Brands Inc.	1.375%	11/1/2027	175	166
	Conagra Brands Inc.	4.850%	11/1/2028	335	339
	Conagra Brands Inc.	5.300%	11/1/2038	210	203
	Conagra Brands Inc.	5.400%	11/1/2048	185	170
	Dollar General Corp.	3.500%	4/3/2030	245	237
	Dollar General Corp.	5.450%	7/5/2033	250	260
	Dollar Tree Inc.	4.200%	5/15/2028	275	275
	Dollar Tree Inc.	2.650%	12/1/2031	254	228
	General Mills Inc.	3.200%	2/10/2027	135	134
	General Mills Inc.	4.200%	4/17/2028	429	430
	General Mills Inc.	4.875%	1/30/2030	275	282
	General Mills Inc.	2.875%	4/15/2030	155	147
	General Mills Inc.	4.950%	3/29/2033	200	204
	General Mills Inc.	5.250%	1/30/2035	125	128
	Haleon US Capital LLC	3.375%	3/24/2027	290	287
	Haleon US Capital LLC	3.375%	3/24/2029	335	327
	Haleon US Capital LLC	3.625%	3/24/2032	365	348
	Haleon US Capital LLC	4.000%	3/24/2052	230	184
	Hormel Foods Corp.	1.700%	6/3/2028	330	313
	Hormel Foods Corp.	1.800%	6/11/2030	130	118
	J M Smucker Co.	5.900%	11/15/2028	160	168
	J M Smucker Co.	6.200%	11/15/2033	150	163
	J M Smucker Co.	6.500%	11/15/2043	165	179
	J M Smucker Co.	6.500%	11/15/2053	310	342
	JBS USA Holding Lux Sarl	3.625%	1/15/2032	485	455
	JBS USA Holding Lux Sarl	3.000%	5/15/2032	345	312
	JBS USA Holding Lux Sarl	5.750%	4/1/2033	430	451
	JBS USA Holding Lux Sarl	6.750%	3/15/2034	347	385
[3]	JBS USA Holding Lux Sarl	5.500%	1/15/2036	450	461
	JBS USA Holding Lux Sarl	4.375%	2/2/2052	205	162
	JBS USA Holding Lux Sarl	6.500%	12/1/2052	505	528
	JBS USA Holding Lux Sarl	7.250%	11/15/2053	269	306
[3]	JBS USA Holding Lux Sarl	6.250%	3/1/2056	335	340
[3]	JBS USA Holding Lux Sarl	6.375%	4/15/2066	265	270
[3]	JBS USA LUX Sarl	5.950%	4/20/2035	100	106
	Kenvue Inc.	5.050%	3/22/2028	155	159
	Kenvue Inc.	5.000%	3/22/2030	440	453
	Kenvue Inc.	4.850%	5/22/2032	125	128
	Kenvue Inc.	4.900%	3/22/2033	610	625
	Kenvue Inc.	5.050%	3/22/2053	340	316
	Kenvue Inc.	5.200%	3/22/2063	202	187
[2]	Keurig Dr Pepper Inc.	5.100%	3/15/2027	125	126
	Keurig Dr Pepper Inc.	4.597%	5/25/2028	155	156
	Keurig Dr Pepper Inc.	5.050%	3/15/2029	340	347
	Keurig Dr Pepper Inc.	3.950%	4/15/2029	150	148
	Keurig Dr Pepper Inc.	3.200%	5/1/2030	145	138

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Keurig Dr Pepper Inc.	4.050%	4/15/2032	150	144
	Keurig Dr Pepper Inc.	3.800%	5/1/2050	255	188
	Keurig Dr Pepper Inc.	4.500%	4/15/2052	315	259
	Kimberly-Clark Corp.	3.100%	3/26/2030	280	270
	Kraft Heinz Foods Co.	3.875%	5/15/2027	240	239
	Kraft Heinz Foods Co.	6.875%	1/26/2039	170	191
	Kraft Heinz Foods Co.	5.000%	6/4/2042	300	278
	Kraft Heinz Foods Co.	5.200%	7/15/2045	355	330
	Kraft Heinz Foods Co.	4.375%	6/1/2046	770	647
	Kraft Heinz Foods Co.	4.875%	10/1/2049	355	311
	McCormick & Co. Inc.	3.400%	8/15/2027	95	94
	Mondelez International Inc.	2.625%	3/17/2027	65	64
	Mondelez International Inc.	2.750%	4/13/2030	347	327
	Mondelez International Inc.	3.000%	3/17/2032	137	126
	Mondelez International Inc.	2.625%	9/4/2050	405	246
	PepsiCo Inc.	3.000%	10/15/2027	470	464
	PepsiCo Inc.	3.600%	2/18/2028	140	140
	PepsiCo Inc.	2.625%	7/29/2029	265	253
	PepsiCo Inc.	2.750%	3/19/2030	329	313
	PepsiCo Inc.	1.625%	5/1/2030	425	386
	PepsiCo Inc.	1.400%	2/25/2031	205	180
	PepsiCo Inc.	1.950%	10/21/2031	250	222
	PepsiCo Inc.	4.650%	7/23/2032	475	487
	PepsiCo Inc.	5.000%	7/23/2035	780	805
	PepsiCo Inc.	2.625%	10/21/2041	160	117
	PepsiCo Inc.	4.450%	4/14/2046	220	198
	PepsiCo Inc.	3.450%	10/6/2046	215	166
	PepsiCo Inc.	2.875%	10/15/2049	150	101
	PepsiCo Inc.	3.625%	3/19/2050	285	220
	PepsiCo Inc.	2.750%	10/21/2051	255	164
	PepsiCo Inc.	5.250%	7/17/2054	150	149
	Pilgrim's Pride Corp.	4.250%	4/15/2031	840	816
	Pilgrim's Pride Corp.	3.500%	3/1/2032	230	212
	Pilgrim's Pride Corp.	6.250%	7/1/2033	345	371
	Procter & Gamble Co.	1.900%	2/1/2027	175	171
	Procter & Gamble Co.	2.850%	8/11/2027	170	168
	Procter & Gamble Co.	3.000%	3/25/2030	505	487
	Procter & Gamble Co.	1.200%	10/29/2030	315	278
	Procter & Gamble Co.	1.950%	4/23/2031	170	154
	Sysco Corp.	3.250%	7/15/2027	165	163
	Sysco Corp.	5.950%	4/1/2030	192	204
	Sysco Corp.	6.600%	4/1/2050	500	556
	Sysco Corp.	3.150%	12/14/2051	145	98
	Target Corp.	1.950%	1/15/2027	395	387
	Target Corp.	3.375%	4/15/2029	240	236
	Target Corp.	2.350%	2/15/2030	150	140
	Target Corp.	4.500%	9/15/2032	85	86
	Target Corp.	4.500%	9/15/2034	100	99
	Target Corp.	5.000%	4/15/2035	190	194
	Target Corp.	4.000%	7/1/2042	413	353
	Target Corp.	2.950%	1/15/2052	590	383
	Target Corp.	4.800%	1/15/2053	155	140
	Tyson Foods Inc.	3.550%	6/2/2027	330	327
	Tyson Foods Inc.	4.350%	3/1/2029	490	491
	Tyson Foods Inc.	5.700%	3/15/2034	165	174
	Tyson Foods Inc.	4.550%	6/2/2047	235	202
	Tyson Foods Inc.	5.100%	9/28/2048	240	222
	Unilever Capital Corp.	2.900%	5/5/2027	210	208
	Unilever Capital Corp.	4.250%	8/12/2027	245	247
	Unilever Capital Corp.	3.500%	3/22/2028	178	177
	Unilever Capital Corp.	2.125%	9/6/2029	270	254
	Unilever Capital Corp.	1.750%	8/12/2031	315	279
	Unilever Capital Corp.	5.900%	11/15/2032	280	307
	Unilever Capital Corp.	5.000%	12/8/2033	110	115
	Unilever Capital Corp.	4.625%	8/12/2034	310	314
					36,280
Financials (43.0%)
[2]	Aegon Ltd.	5.500%	4/11/2048	185	187
	AerCap Ireland Capital DAC	6.100%	1/15/2027	200	204

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AerCap Ireland Capital DAC	6.450%	4/15/2027	355	365
	AerCap Ireland Capital DAC	3.650%	7/21/2027	540	536
	AerCap Ireland Capital DAC	4.875%	4/1/2028	150	152
	AerCap Ireland Capital DAC	5.750%	6/6/2028	398	412
	AerCap Ireland Capital DAC	3.000%	10/29/2028	940	910
	AerCap Ireland Capital DAC	5.100%	1/19/2029	170	174
	AerCap Ireland Capital DAC	4.625%	9/10/2029	455	460
	AerCap Ireland Capital DAC	6.150%	9/30/2030	210	226
	AerCap Ireland Capital DAC	3.300%	1/30/2032	1,257	1,166
	AerCap Ireland Capital DAC	3.400%	10/29/2033	530	481
	AerCap Ireland Capital DAC	4.950%	9/10/2034	60	60
	AerCap Ireland Capital DAC	3.850%	10/29/2041	305	251
	AerCap Ireland Capital DAC	6.950%	3/10/2055	125	131
	Aflac Inc.	3.600%	4/1/2030	115	113
	Air Lease Corp.	2.200%	1/15/2027	275	269
	Air Lease Corp.	3.125%	12/1/2030	235	218
[2]	Air Lease Corp.	2.875%	1/15/2032	235	211
	Allstate Corp.	5.250%	3/30/2033	215	224
	Ally Financial Inc.	4.750%	6/9/2027	1,155	1,162
	Ally Financial Inc.	7.100%	11/15/2027	435	456
	Ally Financial Inc.	2.200%	11/2/2028	175	165
	Ally Financial Inc.	5.737%	5/15/2029	30	31
	Ally Financial Inc.	6.992%	6/13/2029	140	147
	Ally Financial Inc.	6.848%	1/3/2030	170	180
[2]	Ally Financial Inc.	8.000%	11/1/2031	283	322
	Ally Financial Inc.	6.184%	7/26/2035	275	285
	American Express Co.	2.550%	3/4/2027	425	418
	American Express Co.	3.300%	5/3/2027	432	429
	American Express Co.	5.850%	11/5/2027	600	621
	American Express Co.	5.098%	2/16/2028	500	507
	American Express Co.	5.043%	7/26/2028	545	554
	American Express Co.	4.731%	4/25/2029	300	305
	American Express Co.	4.050%	5/3/2029	695	699
	American Express Co.	5.282%	7/27/2029	351	362
	American Express Co.	5.532%	4/25/2030	485	507
	American Express Co.	5.085%	1/30/2031	220	227
	American Express Co.	5.016%	4/25/2031	320	330
	American Express Co.	6.489%	10/30/2031	125	137
	American Express Co.	4.989%	5/26/2033	145	148
	American Express Co.	4.918%	7/20/2033	470	481
	American Express Co.	4.420%	8/3/2033	305	304
	American Express Co.	5.043%	5/1/2034	255	263
	American Express Co.	5.284%	7/26/2035	470	487
	American Express Co.	5.442%	1/30/2036	345	361
	American Express Co.	5.667%	4/25/2036	325	345
	American Express Co.	4.804%	10/24/2036	485	483
	American Express Co.	4.050%	12/3/2042	279	242
	American International Group Inc.	5.125%	3/27/2033	85	88
	American International Group Inc.	4.750%	4/1/2048	220	197
	American International Group Inc.	4.375%	6/30/2050	235	198
	Ameriprise Financial Inc.	5.150%	5/15/2033	280	292
	Ameriprise Financial Inc.	5.200%	4/15/2035	310	318
	Aon Corp.	3.750%	5/2/2029	165	163
	Aon Corp.	2.800%	5/15/2030	265	250
	Aon Corp.	5.350%	2/28/2033	115	120
	Aon Corp.	3.900%	2/28/2052	265	201
	Aon North America Inc.	5.150%	3/1/2029	150	155
	Aon North America Inc.	5.450%	3/1/2034	405	424
	Aon North America Inc.	5.750%	3/1/2054	445	450
	Apollo Global Management Inc.	5.800%	5/21/2054	275	272
	Arch Capital Group Ltd.	3.635%	6/30/2050	200	151
	Ares Capital Corp.	7.000%	1/15/2027	195	200
	Ares Capital Corp.	2.875%	6/15/2028	215	205
	Ares Capital Corp.	5.875%	3/1/2029	215	221
	Ares Capital Corp.	5.950%	7/15/2029	185	190
	Ares Capital Corp.	5.500%	9/1/2030	160	161
	Ares Capital Corp.	5.800%	3/8/2032	225	228
	Ares Management Corp.	5.600%	10/11/2054	150	142
	Arthur J Gallagher & Co.	4.600%	12/15/2027	105	106
	Arthur J Gallagher & Co.	4.850%	12/15/2029	290	297

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arthur J Gallagher & Co.	5.150%	2/15/2035	365	371
	Arthur J Gallagher & Co.	3.500%	5/20/2051	260	185
	Arthur J Gallagher & Co.	5.550%	2/15/2055	300	291
	Athene Holding Ltd.	4.125%	1/12/2028	180	179
	Athene Holding Ltd.	6.250%	4/1/2054	275	272
	Athene Holding Ltd.	6.625%	5/19/2055	250	259
[2]	Australia & New Zealand Banking Group Ltd.	4.750%	1/18/2027	100	101
	Australia & New Zealand Banking Group Ltd.	4.615%	12/16/2029	250	256
	AXA SA	8.600%	12/15/2030	210	249
	Banco Bilbao Vizcaya Argentaria SA	6.138%	9/14/2028	190	196
	Banco Bilbao Vizcaya Argentaria SA	5.381%	3/13/2029	400	415
	Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/2034	185	217
	Banco Bilbao Vizcaya Argentaria SA	6.033%	3/13/2035	350	375
	Banco Santander SA	4.250%	4/11/2027	107	107
	Banco Santander SA	5.294%	8/18/2027	575	585
	Banco Santander SA	3.800%	2/23/2028	395	392
	Banco Santander SA	5.552%	3/14/2028	20	20
	Banco Santander SA	4.175%	3/24/2028	530	530
	Banco Santander SA	4.379%	4/12/2028	496	498
[2]	Banco Santander SA	5.365%	7/15/2028	500	510
	Banco Santander SA	5.588%	8/8/2028	225	233
	Banco Santander SA	6.607%	11/7/2028	355	380
	Banco Santander SA	3.306%	6/27/2029	391	380
	Banco Santander SA	5.565%	1/17/2030	445	465
	Banco Santander SA	5.538%	3/14/2030	475	492
	Banco Santander SA	3.490%	5/28/2030	345	333
	Banco Santander SA	2.749%	12/3/2030	442	404
	Banco Santander SA	2.958%	3/25/2031	205	191
	Banco Santander SA	5.439%	7/15/2031	225	237
	Banco Santander SA	3.225%	11/22/2032	165	151
	Banco Santander SA	6.921%	8/8/2033	339	378
	Banco Santander SA	6.938%	11/7/2033	255	294
	Banco Santander SA	6.350%	3/14/2034	200	217
	Banco Santander SA	6.033%	1/17/2035	300	324
[2]	Bank of America Corp.	4.183%	11/25/2027	795	796
[2]	Bank of America Corp.	3.824%	1/20/2028	550	548
[2]	Bank of America Corp.	2.551%	2/4/2028	420	413
[2]	Bank of America Corp.	3.705%	4/24/2028	525	522
	Bank of America Corp.	4.376%	4/27/2028	466	468
[2]	Bank of America Corp.	3.593%	7/21/2028	395	392
[2]	Bank of America Corp.	4.948%	7/22/2028	885	897
	Bank of America Corp.	6.204%	11/10/2028	905	941
[2]	Bank of America Corp.	3.419%	12/20/2028	1,153	1,139
	Bank of America Corp.	4.979%	1/24/2029	930	948
[2]	Bank of America Corp.	3.970%	3/5/2029	580	579
	Bank of America Corp.	5.202%	4/25/2029	985	1,010
[2]	Bank of America Corp.	2.087%	6/14/2029	543	517
[2]	Bank of America Corp.	4.271%	7/23/2029	737	741
	Bank of America Corp.	5.819%	9/15/2029	1,030	1,077
[2]	Bank of America Corp.	3.974%	2/7/2030	555	552
[2]	Bank of America Corp.	3.194%	7/23/2030	580	562
[2]	Bank of America Corp.	2.884%	10/22/2030	485	463
	Bank of America Corp.	5.162%	1/24/2031	525	545
[2]	Bank of America Corp.	2.496%	2/13/2031	2,310	2,159
[2]	Bank of America Corp.	2.592%	4/29/2031	575	537
[2]	Bank of America Corp.	1.898%	7/23/2031	425	383
[2]	Bank of America Corp.	1.922%	10/24/2031	770	690
[2]	Bank of America Corp.	2.651%	3/11/2032	830	765
	Bank of America Corp.	2.687%	4/22/2032	875	806
	Bank of America Corp.	2.299%	7/21/2032	670	601
	Bank of America Corp.	2.572%	10/20/2032	855	776
[2]	Bank of America Corp.	2.972%	2/4/2033	985	906
	Bank of America Corp.	4.571%	4/27/2033	1,136	1,142
[2]	Bank of America Corp.	5.015%	7/22/2033	1,100	1,131
	Bank of America Corp.	5.288%	4/25/2034	1,279	1,332
	Bank of America Corp.	5.872%	9/15/2034	625	674
	Bank of America Corp.	5.468%	1/23/2035	885	932
[2]	Bank of America Corp.	5.425%	8/15/2035	475	489
	Bank of America Corp.	5.518%	10/25/2035	960	992
	Bank of America Corp.	5.511%	1/24/2036	930	980

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of America Corp.	5.744%	2/12/2036	610	641
	Bank of America Corp.	5.464%	5/9/2036	275	290
	Bank of America Corp.	2.482%	9/21/2036	630	555
	Bank of America Corp.	6.110%	1/29/2037	670	729
	Bank of America Corp.	3.846%	3/8/2037	790	747
[2]	Bank of America Corp.	4.244%	4/24/2038	455	430
	Bank of America Corp.	7.750%	5/14/2038	195	239
[2]	Bank of America Corp.	4.078%	4/23/2040	350	317
[2]	Bank of America Corp.	2.676%	6/19/2041	1,350	1,016
[2]	Bank of America Corp.	5.875%	2/7/2042	460	497
	Bank of America Corp.	3.311%	4/22/2042	575	460
[2]	Bank of America Corp.	5.000%	1/21/2044	475	468
[2]	Bank of America Corp.	4.443%	1/20/2048	391	347
[2]	Bank of America Corp.	3.946%	1/23/2049	215	175
[2]	Bank of America Corp.	4.330%	3/15/2050	895	769
[2]	Bank of America Corp.	4.083%	3/20/2051	1,112	917
[2]	Bank of America Corp.	2.831%	10/24/2051	540	352
[2]	Bank of America Corp.	3.483%	3/13/2052	270	200
	Bank of America Corp.	2.972%	7/21/2052	555	373
[2]	Bank of America NA	6.000%	10/15/2036	325	356
	Bank of Montreal	5.266%	12/11/2026	110	111
[2]	Bank of Montreal	2.650%	3/8/2027	235	231
[2]	Bank of Montreal	4.700%	9/14/2027	408	413
	Bank of Montreal	5.203%	2/1/2028	167	171
	Bank of Montreal	5.717%	9/25/2028	175	183
	Bank of Montreal	4.640%	9/10/2030	445	451
	Bank of Montreal	5.511%	6/4/2031	150	159
[2]	Bank of Montreal	3.803%	12/15/2032	430	424
	Bank of Montreal	3.088%	1/10/2037	400	360
[2]	Bank of New York Mellon Corp.	2.050%	1/26/2027	165	162
[2]	Bank of New York Mellon Corp.	3.250%	5/16/2027	180	179
[2]	Bank of New York Mellon Corp.	3.400%	1/29/2028	165	164
[2]	Bank of New York Mellon Corp.	3.442%	2/7/2028	270	268
[2]	Bank of New York Mellon Corp.	3.850%	4/28/2028	290	291
	Bank of New York Mellon Corp.	4.441%	6/9/2028	308	310
	Bank of New York Mellon Corp.	4.890%	7/21/2028	160	162
[2]	Bank of New York Mellon Corp.	5.802%	10/25/2028	370	382
	Bank of New York Mellon Corp.	4.543%	2/1/2029	285	288
[2]	Bank of New York Mellon Corp.	3.300%	8/23/2029	395	384
[2]	Bank of New York Mellon Corp.	6.317%	10/25/2029	197	209
[2]	Bank of New York Mellon Corp.	4.975%	3/14/2030	140	144
	Bank of New York Mellon Corp.	4.942%	2/11/2031	580	597
	Bank of New York Mellon Corp.	5.060%	7/22/2032	330	343
[2]	Bank of New York Mellon Corp.	4.289%	6/13/2033	233	231
[2]	Bank of New York Mellon Corp.	5.834%	10/25/2033	255	276
	Bank of New York Mellon Corp.	4.706%	2/1/2034	255	258
[2]	Bank of New York Mellon Corp.	4.967%	4/26/2034	245	251
[2]	Bank of New York Mellon Corp.	6.474%	10/25/2034	205	230
[2]	Bank of New York Mellon Corp.	5.188%	3/14/2035	455	471
	Bank of New York Mellon Corp.	5.316%	6/6/2036	75	78
	Bank of Nova Scotia	5.350%	12/7/2026	125	127
	Bank of Nova Scotia	1.950%	2/2/2027	70	68
[2]	Bank of Nova Scotia	5.400%	6/4/2027	85	87
	Bank of Nova Scotia	5.250%	6/12/2028	215	222
	Bank of Nova Scotia	4.404%	9/8/2028	100	101
	Bank of Nova Scotia	4.932%	2/14/2029	340	346
	Bank of Nova Scotia	4.850%	2/1/2030	200	205
	Bank of Nova Scotia	5.130%	2/14/2031	200	206
	Bank of Nova Scotia	2.450%	2/2/2032	290	260
	Bank of Nova Scotia	5.650%	2/1/2034	150	160
	Bank of Nova Scotia	4.588%	5/4/2037	265	259
	Barclays plc	4.337%	1/10/2028	490	491
	Barclays plc	5.674%	3/12/2028	130	132
	Barclays plc	4.836%	5/9/2028	525	528
	Barclays plc	5.501%	8/9/2028	985	1,005
	Barclays plc	4.837%	9/10/2028	66	67
	Barclays plc	7.385%	11/2/2028	230	243
	Barclays plc	5.086%	2/25/2029	200	204
[2]	Barclays plc	4.972%	5/16/2029	255	259
	Barclays plc	6.490%	9/13/2029	210	222

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Barclays plc	5.690%	3/12/2030	490	510
[2]	Barclays plc	5.088%	6/20/2030	235	239
	Barclays plc	4.942%	9/10/2030	329	336
	Barclays plc	5.367%	2/25/2031	200	207
	Barclays plc	2.645%	6/24/2031	175	162
	Barclays plc	2.667%	3/10/2032	310	283
	Barclays plc	2.894%	11/24/2032	285	259
	Barclays plc	5.746%	8/9/2033	350	370
	Barclays plc	7.437%	11/2/2033	560	645
	Barclays plc	6.224%	5/9/2034	575	622
	Barclays plc	7.119%	6/27/2034	275	309
	Barclays plc	6.692%	9/13/2034	385	428
	Barclays plc	5.335%	9/10/2035	478	489
	Barclays plc	3.564%	9/23/2035	190	180
	Barclays plc	5.785%	2/25/2036	440	465
	Barclays plc	3.811%	3/10/2042	495	398
	Barclays plc	3.330%	11/24/2042	205	160
	Barclays plc	5.250%	8/17/2045	345	335
	Barclays plc	5.860%	8/11/2046	200	207
	Barclays plc	4.950%	1/10/2047	465	432
	Barclays plc	6.036%	3/12/2055	290	309
	BlackRock Funding Inc.	5.000%	3/14/2034	210	218
	BlackRock Funding Inc.	5.250%	3/14/2054	265	259
	BlackRock Funding Inc.	5.350%	1/8/2055	315	313
	Blackrock Inc.	3.250%	4/30/2029	220	216
	Blackrock Inc.	2.400%	4/30/2030	283	265
	Blackrock Inc.	1.900%	1/28/2031	190	171
	Blackrock Inc.	2.100%	2/25/2032	191	169
	Blackrock Inc.	4.750%	5/25/2033	465	477
	Blackstone Reg Finance Co. LLC	5.000%	12/6/2034	193	194
	Blue Owl Capital Corp.	2.875%	6/11/2028	160	151
	Blue Owl Capital Corp.	5.950%	3/15/2029	490	497
	Brighthouse Financial Inc.	3.700%	6/22/2027	175	172
	Brighthouse Financial Inc.	4.700%	6/22/2047	228	171
	Brookfield Asset Management Ltd.	6.077%	9/15/2055	225	232
	Brown & Brown Inc.	4.900%	6/23/2030	240	243
	Brown & Brown Inc.	5.550%	6/23/2035	160	165
	Brown & Brown Inc.	6.250%	6/23/2055	250	262
	Canadian Imperial Bank of Commerce	3.450%	4/7/2027	130	129
	Canadian Imperial Bank of Commerce	5.237%	6/28/2027	125	127
	Canadian Imperial Bank of Commerce	5.001%	4/28/2028	225	230
	Canadian Imperial Bank of Commerce	4.857%	3/30/2029	135	137
	Canadian Imperial Bank of Commerce	5.260%	4/8/2029	375	389
	Canadian Imperial Bank of Commerce	4.631%	9/11/2030	220	223
	Canadian Imperial Bank of Commerce	5.245%	1/13/2031	200	207
	Canadian Imperial Bank of Commerce	4.580%	9/8/2031	250	252
	Canadian Imperial Bank of Commerce	3.600%	4/7/2032	355	339
	Canadian Imperial Bank of Commerce	6.092%	10/3/2033	460	503
	Capital One Financial Corp.	4.100%	2/9/2027	330	330
	Capital One Financial Corp.	3.750%	3/9/2027	400	398
	Capital One Financial Corp.	3.650%	5/11/2027	420	418
	Capital One Financial Corp.	3.800%	1/31/2028	379	377
	Capital One Financial Corp.	4.927%	5/10/2028	345	349
	Capital One Financial Corp.	5.468%	2/1/2029	335	344
	Capital One Financial Corp.	6.312%	6/8/2029	255	268
	Capital One Financial Corp.	5.700%	2/1/2030	210	219
	Capital One Financial Corp.	3.273%	3/1/2030	228	221
	Capital One Financial Corp.	5.247%	7/26/2030	90	93
	Capital One Financial Corp.	5.463%	7/26/2030	242	251
	Capital One Financial Corp.	4.493%	9/11/2031	300	300
[2]	Capital One Financial Corp.	7.624%	10/30/2031	350	396
	Capital One Financial Corp.	2.359%	7/29/2032	255	223
	Capital One Financial Corp.	6.700%	11/29/2032	175	194
	Capital One Financial Corp.	5.268%	5/10/2033	255	262
	Capital One Financial Corp.	5.817%	2/1/2034	545	574
	Capital One Financial Corp.	6.377%	6/8/2034	335	364
	Capital One Financial Corp.	7.964%	11/2/2034	305	361
	Capital One Financial Corp.	6.051%	2/1/2035	160	171
	Capital One Financial Corp.	5.884%	7/26/2035	162	171
	Capital One Financial Corp.	6.183%	1/30/2036	440	462

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Capital One Financial Corp.	5.197%	9/11/2036	400	399
[2]	Capital One NA	4.650%	9/13/2028	320	325
	Charles Schwab Corp.	2.450%	3/3/2027	805	790
	Charles Schwab Corp.	2.000%	3/20/2028	185	178
	Charles Schwab Corp.	5.643%	5/19/2029	430	447
	Charles Schwab Corp.	6.196%	11/17/2029	265	281
	Charles Schwab Corp.	1.650%	3/11/2031	125	110
	Charles Schwab Corp.	2.300%	5/13/2031	315	286
	Charles Schwab Corp.	1.950%	12/1/2031	245	215
	Charles Schwab Corp.	2.900%	3/3/2032	280	257
	Charles Schwab Corp.	5.853%	5/19/2034	330	354
	Charles Schwab Corp.	6.136%	8/24/2034	220	240
	Chubb Corp.	6.000%	5/11/2037	205	225
	Chubb INA Holdings LLC	1.375%	9/15/2030	440	388
	Chubb INA Holdings LLC	5.000%	3/15/2034	335	345
	Chubb INA Holdings LLC	4.900%	8/15/2035	380	385
	Chubb INA Holdings LLC	4.350%	11/3/2045	310	275
	Chubb INA Holdings LLC	3.050%	12/15/2061	230	145
[2]	Citibank NA	5.488%	12/4/2026	705	715
	Citibank NA	5.803%	9/29/2028	425	446
	Citibank NA	4.838%	8/6/2029	760	780
[2]	Citibank NA	4.914%	5/29/2030	350	361
[2]	Citibank NA	5.570%	4/30/2034	325	346
	Citigroup Inc.	4.450%	9/29/2027	1,260	1,266
[2]	Citigroup Inc.	3.887%	1/10/2028	797	795
[2]	Citigroup Inc.	3.070%	2/24/2028	632	624
	Citigroup Inc.	4.643%	5/7/2028	170	171
	Citigroup Inc.	4.658%	5/24/2028	285	287
[2]	Citigroup Inc.	3.668%	7/24/2028	430	427
	Citigroup Inc.	4.125%	7/25/2028	645	645
[2]	Citigroup Inc.	3.520%	10/27/2028	385	381
	Citigroup Inc.	4.786%	3/4/2029	225	228
[2]	Citigroup Inc.	4.075%	4/23/2029	670	670
	Citigroup Inc.	5.174%	2/13/2030	765	787
[2]	Citigroup Inc.	3.980%	3/20/2030	820	814
	Citigroup Inc.	4.542%	9/19/2030	560	566
[2]	Citigroup Inc.	2.976%	11/5/2030	585	558
[2]	Citigroup Inc.	2.666%	1/29/2031	445	417
[2]	Citigroup Inc.	4.412%	3/31/2031	585	586
	Citigroup Inc.	4.952%	5/7/2031	800	820
[2]	Citigroup Inc.	2.572%	6/3/2031	670	622
	Citigroup Inc.	2.561%	5/1/2032	615	560
	Citigroup Inc.	6.625%	6/15/2032	415	462
	Citigroup Inc.	2.520%	11/3/2032	310	278
	Citigroup Inc.	3.057%	1/25/2033	785	722
	Citigroup Inc.	3.785%	3/17/2033	595	569
	Citigroup Inc.	4.910%	5/24/2033	693	706
	Citigroup Inc.	6.270%	11/17/2033	490	537
	Citigroup Inc.	6.174%	5/25/2034	895	957
	Citigroup Inc.	5.592%	11/19/2034	435	448
	Citigroup Inc.	5.827%	2/13/2035	460	481
	Citigroup Inc.	5.449%	6/11/2035	840	877
	Citigroup Inc.	6.020%	1/24/2036	315	332
[2]	Citigroup Inc.	5.333%	3/27/2036	520	537
	Citigroup Inc.	5.174%	9/11/2036	785	801
[2]	Citigroup Inc.	3.878%	1/24/2039	286	255
	Citigroup Inc.	8.125%	7/15/2039	297	384
	Citigroup Inc.	5.411%	9/19/2039	480	485
[2]	Citigroup Inc.	5.316%	3/26/2041	295	299
	Citigroup Inc.	5.875%	1/30/2042	725	771
	Citigroup Inc.	2.904%	11/3/2042	280	208
	Citigroup Inc.	6.675%	9/13/2043	220	248
	Citigroup Inc.	5.300%	5/6/2044	145	141
	Citigroup Inc.	4.650%	7/30/2045	445	406
	Citigroup Inc.	4.750%	5/18/2046	405	361
[2]	Citigroup Inc.	4.281%	4/24/2048	180	154
	Citigroup Inc.	4.650%	7/23/2048	780	701
	Citigroup Inc.	5.612%	3/4/2056	731	745
	Citizens Bank NA	4.575%	8/9/2028	34	34
	Citizens Financial Group Inc.	5.841%	1/23/2030	185	193

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citizens Financial Group Inc.	3.250%	4/30/2030	229	218
	Citizens Financial Group Inc.	5.253%	3/5/2031	90	92
	Citizens Financial Group Inc.	5.718%	7/23/2032	287	301
	Citizens Financial Group Inc.	6.645%	4/25/2035	265	292
	CME Group Inc.	4.400%	3/15/2030	150	152
	CME Group Inc.	2.650%	3/15/2032	495	453
	CME Group Inc.	5.300%	9/15/2043	278	282
	Comerica Inc.	5.982%	1/30/2030	320	334
	Cooperatieve Rabobank UA	4.883%	1/21/2028	220	225
	Cooperatieve Rabobank UA	4.494%	10/17/2029	250	255
[2]	Cooperatieve Rabobank UA	5.250%	5/24/2041	430	436
	Cooperatieve Rabobank UA	5.750%	12/1/2043	450	461
	Cooperatieve Rabobank UA	5.250%	8/4/2045	315	302
	Corebridge Financial Inc.	3.650%	4/5/2027	308	306
	Corebridge Financial Inc.	3.850%	4/5/2029	250	246
	Corebridge Financial Inc.	3.900%	4/5/2032	222	211
	Corebridge Financial Inc.	5.750%	1/15/2034	240	251
	Corebridge Financial Inc.	4.400%	4/5/2052	335	273
	Corebridge Financial Inc.	6.875%	12/15/2052	235	240
	Corebridge Financial Inc.	6.375%	9/15/2054	180	181
	Deutsche Bank AG	2.552%	1/7/2028	160	157
	Deutsche Bank AG	5.706%	2/8/2028	308	313
[2]	Deutsche Bank AG	5.373%	1/10/2029	60	61
	Deutsche Bank AG	6.720%	1/18/2029	430	451
	Deutsche Bank AG	5.414%	5/10/2029	250	260
	Deutsche Bank AG	6.819%	11/20/2029	285	304
	Deutsche Bank AG	4.999%	9/11/2030	320	326
	Deutsche Bank AG	5.297%	5/9/2031	495	509
	Deutsche Bank AG	4.950%	8/4/2031	400	406
[2]	Deutsche Bank AG	3.547%	9/18/2031	315	300
	Deutsche Bank AG	3.729%	1/14/2032	160	152
	Deutsche Bank AG	3.035%	5/28/2032	200	184
	Deutsche Bank AG	4.875%	12/1/2032	190	190
	Deutsche Bank AG	3.742%	1/7/2033	200	187
	Deutsche Bank AG	7.079%	2/10/2034	575	632
	Deutsche Bank AG	5.403%	9/11/2035	450	461
	Enact Holdings Inc.	6.250%	5/28/2029	100	105
	Equitable Holdings Inc.	4.350%	4/20/2028	111	111
	Equitable Holdings Inc.	5.000%	4/20/2048	284	258
	Everest Reinsurance Holdings Inc.	3.500%	10/15/2050	305	215
	Everest Reinsurance Holdings Inc.	3.125%	10/15/2052	265	170
	Fifth Third Bancorp	2.550%	5/5/2027	258	253
	Fifth Third Bancorp	6.361%	10/27/2028	215	224
	Fifth Third Bancorp	6.339%	7/27/2029	385	406
	Fifth Third Bancorp	4.772%	7/28/2030	262	265
	Fifth Third Bancorp	4.895%	9/6/2030	75	76
	Fifth Third Bancorp	5.631%	1/29/2032	210	221
	Fifth Third Bancorp	8.250%	3/1/2038	220	272
	First Citizens BancShares Inc.	6.254%	3/12/2040	185	189
	Franklin Resources Inc.	1.600%	10/30/2030	130	115
	FS KKR Capital Corp.	3.125%	10/12/2028	70	65
	Global Payments Inc.	2.150%	1/15/2027	130	127
	Global Payments Inc.	3.200%	8/15/2029	200	190
	Global Payments Inc.	2.900%	5/15/2030	160	148
	Global Payments Inc.	4.875%	11/15/2030	500	502
	Global Payments Inc.	2.900%	11/15/2031	300	269
	Global Payments Inc.	5.400%	8/15/2032	550	560
	Global Payments Inc.	4.150%	8/15/2049	170	127
	Global Payments Inc.	5.950%	8/15/2052	210	202
	Goldman Sachs Capital I	6.345%	2/15/2034	523	558
	Goldman Sachs Group Inc.	5.950%	1/15/2027	385	393
	Goldman Sachs Group Inc.	3.850%	1/26/2027	943	941
	Goldman Sachs Group Inc.	2.640%	2/24/2028	525	516
	Goldman Sachs Group Inc.	3.615%	3/15/2028	550	546
[2]	Goldman Sachs Group Inc.	3.691%	6/5/2028	670	666
	Goldman Sachs Group Inc.	4.482%	8/23/2028	640	644
[2]	Goldman Sachs Group Inc.	3.814%	4/23/2029	709	704
[2]	Goldman Sachs Group Inc.	4.223%	5/1/2029	583	584
	Goldman Sachs Group Inc.	6.484%	10/24/2029	485	516
	Goldman Sachs Group Inc.	2.600%	2/7/2030	715	672

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Goldman Sachs Group Inc.	3.800%	3/15/2030	485	478
	Goldman Sachs Group Inc.	5.727%	4/25/2030	1,030	1,079
	Goldman Sachs Group Inc.	5.049%	7/23/2030	1,145	1,176
	Goldman Sachs Group Inc.	4.692%	10/23/2030	540	549
[2]	Goldman Sachs Group Inc.	5.207%	1/28/2031	560	580
	Goldman Sachs Group Inc.	5.218%	4/23/2031	800	829
[2]	Goldman Sachs Group Inc.	4.369%	10/21/2031	430	431
	Goldman Sachs Group Inc.	1.992%	1/27/2032	850	757
	Goldman Sachs Group Inc.	2.615%	4/22/2032	615	563
	Goldman Sachs Group Inc.	2.383%	7/21/2032	1,008	906
	Goldman Sachs Group Inc.	2.650%	10/21/2032	505	457
	Goldman Sachs Group Inc.	6.125%	2/15/2033	1,125	1,240
	Goldman Sachs Group Inc.	3.102%	2/24/2033	745	689
	Goldman Sachs Group Inc.	6.561%	10/24/2034	120	135
	Goldman Sachs Group Inc.	5.851%	4/25/2035	630	676
	Goldman Sachs Group Inc.	5.330%	7/23/2035	956	992
	Goldman Sachs Group Inc.	5.016%	10/23/2035	999	1,014
	Goldman Sachs Group Inc.	5.536%	1/28/2036	1,095	1,148
	Goldman Sachs Group Inc.	4.939%	10/21/2036	610	613
	Goldman Sachs Group Inc.	6.750%	10/1/2037	1,200	1,351
[2]	Goldman Sachs Group Inc.	4.017%	10/31/2038	435	395
[2]	Goldman Sachs Group Inc.	4.411%	4/23/2039	330	310
	Goldman Sachs Group Inc.	6.250%	2/1/2041	780	861
	Goldman Sachs Group Inc.	3.210%	4/22/2042	465	362
	Goldman Sachs Group Inc.	2.908%	7/21/2042	300	224
	Goldman Sachs Group Inc.	3.436%	2/24/2043	590	467
[2]	Goldman Sachs Group Inc.	4.800%	7/8/2044	315	296
	Goldman Sachs Group Inc.	5.150%	5/22/2045	385	367
	Goldman Sachs Group Inc.	4.750%	10/21/2045	335	308
	Goldman Sachs Group Inc.	5.561%	11/19/2045	760	775
	Goldman Sachs Group Inc.	5.734%	1/28/2056	640	665
	Golub Capital BDC Inc.	6.000%	7/15/2029	135	138
	HA Sustainable Infrastructure Capital Inc.	6.375%	7/1/2034	315	322
	Hartford Insurance Group Inc.	3.600%	8/19/2049	200	151
[2]	HSBC Holdings plc	4.041%	3/13/2028	720	719
	HSBC Holdings plc	5.597%	5/17/2028	485	494
	HSBC Holdings plc	4.755%	6/9/2028	400	403
	HSBC Holdings plc	5.210%	8/11/2028	625	635
[2]	HSBC Holdings plc	2.013%	9/22/2028	245	236
	HSBC Holdings plc	7.390%	11/3/2028	865	915
	HSBC Holdings plc	5.130%	11/19/2028	200	204
	HSBC Holdings plc	4.899%	3/3/2029	250	254
	HSBC Holdings plc	6.161%	3/9/2029	505	526
[2]	HSBC Holdings plc	4.583%	6/19/2029	560	565
	HSBC Holdings plc	2.206%	8/17/2029	685	651
	HSBC Holdings plc	5.546%	3/4/2030	330	343
	HSBC Holdings plc	4.950%	3/31/2030	770	792
[2]	HSBC Holdings plc	3.973%	5/22/2030	685	678
	HSBC Holdings plc	5.286%	11/19/2030	250	259
	HSBC Holdings plc	5.130%	3/3/2031	200	206
	HSBC Holdings plc	5.240%	5/13/2031	560	579
[2]	HSBC Holdings plc	2.848%	6/4/2031	570	534
[2]	HSBC Holdings plc	2.357%	8/18/2031	555	507
	HSBC Holdings plc	5.733%	5/17/2032	265	280
	HSBC Holdings plc	2.804%	5/24/2032	680	623
	HSBC Holdings plc	2.871%	11/22/2032	245	223
	HSBC Holdings plc	4.762%	3/29/2033	485	484
	HSBC Holdings plc	5.402%	8/11/2033	756	788
	HSBC Holdings plc	8.113%	11/3/2033	460	542
	HSBC Holdings plc	6.254%	3/9/2034	405	443
	HSBC Holdings plc	6.547%	6/20/2034	700	761
	HSBC Holdings plc	7.399%	11/13/2034	335	384
	HSBC Holdings plc	5.719%	3/4/2035	280	297
	HSBC Holdings plc	5.874%	11/18/2035	365	383
	HSBC Holdings plc	5.450%	3/3/2036	565	587
	HSBC Holdings plc	5.790%	5/13/2036	590	627
	HSBC Holdings plc	5.741%	9/10/2036	755	779
	HSBC Holdings plc	6.500%	9/15/2037	310	344
[2]	HSBC Holdings plc	6.500%	9/15/2037	264	287
	HSBC Holdings plc	6.100%	1/14/2042	225	246

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HSBC Holdings plc	6.332%	3/9/2044	910	1,004
	HSBC Holdings plc	5.250%	3/14/2044	427	420
	HSBC USA Inc.	5.294%	3/4/2027	295	300
	HSBC USA Inc.	4.650%	6/3/2028	200	203
	Huntington Bancshares Inc.	4.443%	8/4/2028	155	156
	Huntington Bancshares Inc.	6.208%	8/21/2029	454	477
	Huntington Bancshares Inc.	2.550%	2/4/2030	390	363
	Huntington Bancshares Inc.	5.272%	1/15/2031	220	227
	Huntington Bancshares Inc.	5.709%	2/2/2035	185	195
	Huntington National Bank	4.871%	4/12/2028	250	252
	Huntington National Bank	4.552%	5/17/2028	175	176
	Huntington National Bank	5.650%	1/10/2030	210	220
	ING Groep NV	3.950%	3/29/2027	275	275
	ING Groep NV	4.017%	3/28/2028	535	534
	ING Groep NV	4.550%	10/2/2028	350	355
	ING Groep NV	4.858%	3/25/2029	315	320
	ING Groep NV	4.050%	4/9/2029	101	101
	ING Groep NV	5.335%	3/19/2030	100	104
	ING Groep NV	2.727%	4/1/2032	195	180
	ING Groep NV	4.252%	3/28/2033	205	202
	ING Groep NV	6.114%	9/11/2034	300	326
	ING Groep NV	5.550%	3/19/2035	475	497
	ING Groep NV	5.525%	3/25/2036	200	209
	Intercontinental Exchange Inc.	4.000%	9/15/2027	340	341
	Intercontinental Exchange Inc.	3.625%	9/1/2028	65	64
	Intercontinental Exchange Inc.	4.350%	6/15/2029	205	207
	Intercontinental Exchange Inc.	2.100%	6/15/2030	350	321
	Intercontinental Exchange Inc.	5.250%	6/15/2031	40	42
	Intercontinental Exchange Inc.	1.850%	9/15/2032	310	265
	Intercontinental Exchange Inc.	4.600%	3/15/2033	305	309
	Intercontinental Exchange Inc.	2.650%	9/15/2040	270	203
	Intercontinental Exchange Inc.	4.250%	9/21/2048	325	275
	Intercontinental Exchange Inc.	3.000%	6/15/2050	497	333
	Intercontinental Exchange Inc.	4.950%	6/15/2052	445	413
	Intercontinental Exchange Inc.	3.000%	9/15/2060	325	199
	Intercontinental Exchange Inc.	5.200%	6/15/2062	235	221
	JPMorgan Chase & Co.	4.125%	12/15/2026	555	556
	JPMorgan Chase & Co.	4.250%	10/1/2027	700	705
	JPMorgan Chase & Co.	3.625%	12/1/2027	360	358
	JPMorgan Chase & Co.	5.040%	1/23/2028	580	586
[2]	JPMorgan Chase & Co.	3.782%	2/1/2028	610	608
	JPMorgan Chase & Co.	2.947%	2/24/2028	245	242
	JPMorgan Chase & Co.	5.571%	4/22/2028	795	811
	JPMorgan Chase & Co.	4.323%	4/26/2028	535	537
[2]	JPMorgan Chase & Co.	3.540%	5/1/2028	625	621
[2]	JPMorgan Chase & Co.	2.182%	6/1/2028	260	253
	JPMorgan Chase & Co.	4.979%	7/22/2028	700	710
	JPMorgan Chase & Co.	4.851%	7/25/2028	925	937
	JPMorgan Chase & Co.	4.505%	10/22/2028	815	822
[2]	JPMorgan Chase & Co.	3.509%	1/23/2029	620	613
	JPMorgan Chase & Co.	4.915%	1/24/2029	525	535
[2]	JPMorgan Chase & Co.	4.005%	4/23/2029	325	325
	JPMorgan Chase & Co.	2.069%	6/1/2029	325	310
[2]	JPMorgan Chase & Co.	4.203%	7/23/2029	810	813
	JPMorgan Chase & Co.	5.299%	7/24/2029	580	598
	JPMorgan Chase & Co.	6.087%	10/23/2029	775	818
[2]	JPMorgan Chase & Co.	4.452%	12/5/2029	435	440
	JPMorgan Chase & Co.	5.012%	1/23/2030	645	662
	JPMorgan Chase & Co.	5.581%	4/22/2030	435	455
[2]	JPMorgan Chase & Co.	3.702%	5/6/2030	440	434
	JPMorgan Chase & Co.	4.565%	6/14/2030	402	407
	JPMorgan Chase & Co.	4.995%	7/22/2030	726	747
[2]	JPMorgan Chase & Co.	2.739%	10/15/2030	850	808
	JPMorgan Chase & Co.	4.603%	10/22/2030	450	457
	JPMorgan Chase & Co.	5.140%	1/24/2031	1,785	1,852
[2]	JPMorgan Chase & Co.	4.493%	3/24/2031	710	719
[2]	JPMorgan Chase & Co.	2.522%	4/22/2031	465	434
	JPMorgan Chase & Co.	5.103%	4/22/2031	555	575
[2]	JPMorgan Chase & Co.	2.956%	5/13/2031	710	670
	JPMorgan Chase & Co.	4.255%	10/22/2031	70	70

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	1.764%	11/19/2031	635	565
	JPMorgan Chase & Co.	1.953%	2/4/2032	905	807
	JPMorgan Chase & Co.	2.580%	4/22/2032	800	735
	JPMorgan Chase & Co.	2.545%	11/8/2032	1,105	1,000
	JPMorgan Chase & Co.	2.963%	1/25/2033	760	701
	JPMorgan Chase & Co.	4.586%	4/26/2033	565	570
	JPMorgan Chase & Co.	4.912%	7/25/2033	1,070	1,099
	JPMorgan Chase & Co.	5.717%	9/14/2033	575	614
	JPMorgan Chase & Co.	5.350%	6/1/2034	1,000	1,050
	JPMorgan Chase & Co.	6.254%	10/23/2034	570	632
	JPMorgan Chase & Co.	5.336%	1/23/2035	800	837
	JPMorgan Chase & Co.	5.766%	4/22/2035	715	770
	JPMorgan Chase & Co.	5.294%	7/22/2035	712	743
	JPMorgan Chase & Co.	4.946%	10/22/2035	725	739
	JPMorgan Chase & Co.	5.502%	1/24/2036	1,280	1,352
	JPMorgan Chase & Co.	5.572%	4/22/2036	610	648
	JPMorgan Chase & Co.	5.576%	7/23/2036	780	816
	JPMorgan Chase & Co.	4.810%	10/22/2036	640	644
	JPMorgan Chase & Co.	6.400%	5/15/2038	682	782
[2]	JPMorgan Chase & Co.	3.882%	7/24/2038	500	455
	JPMorgan Chase & Co.	5.500%	10/15/2040	595	629
	JPMorgan Chase & Co.	5.600%	7/15/2041	330	348
	JPMorgan Chase & Co.	2.525%	11/19/2041	325	237
	JPMorgan Chase & Co.	5.400%	1/6/2042	740	761
	JPMorgan Chase & Co.	3.157%	4/22/2042	370	291
	JPMorgan Chase & Co.	5.625%	8/16/2043	410	427
	JPMorgan Chase & Co.	4.850%	2/1/2044	451	434
	JPMorgan Chase & Co.	4.950%	6/1/2045	450	432
	JPMorgan Chase & Co.	5.534%	11/29/2045	585	604
[2]	JPMorgan Chase & Co.	4.260%	2/22/2048	410	355
[2]	JPMorgan Chase & Co.	4.032%	7/24/2048	375	313
[2]	JPMorgan Chase & Co.	3.964%	11/15/2048	635	522
[2]	JPMorgan Chase & Co.	3.897%	1/23/2049	570	463
[2]	JPMorgan Chase & Co.	3.109%	4/22/2051	528	367
	JPMorgan Chase & Co.	3.328%	4/22/2052	625	452
	JPMorgan Chase Bank NA	5.110%	12/8/2026	475	480
[2]	KeyBank NA	5.850%	11/15/2027	780	804
[2]	KeyBank NA	4.900%	8/8/2032	100	100
	KeyBank NA	5.000%	1/26/2033	180	182
[2]	KeyCorp	2.250%	4/6/2027	445	434
[2]	KeyCorp	4.100%	4/30/2028	235	235
[2]	KeyCorp	2.550%	10/1/2029	155	146
[2]	KeyCorp	5.121%	4/4/2031	120	123
[2]	KeyCorp	4.789%	6/1/2033	230	230
	KeyCorp	6.401%	3/6/2035	230	251
	Lloyds Banking Group plc	3.750%	1/11/2027	175	175
	Lloyds Banking Group plc	5.462%	1/5/2028	770	781
	Lloyds Banking Group plc	3.750%	3/18/2028	201	200
	Lloyds Banking Group plc	4.375%	3/22/2028	365	367
	Lloyds Banking Group plc	4.550%	8/16/2028	295	298
[2]	Lloyds Banking Group plc	3.574%	11/7/2028	445	440
	Lloyds Banking Group plc	5.087%	11/26/2028	200	204
	Lloyds Banking Group plc	5.871%	3/6/2029	180	187
	Lloyds Banking Group plc	4.818%	6/13/2029	200	203
	Lloyds Banking Group plc	5.721%	6/5/2030	230	241
	Lloyds Banking Group plc	4.976%	8/11/2033	345	352
	Lloyds Banking Group plc	7.953%	11/15/2033	230	269
	Lloyds Banking Group plc	5.679%	1/5/2035	475	503
	Lloyds Banking Group plc	5.590%	11/26/2035	200	210
	Lloyds Banking Group plc	6.068%	6/13/2036	460	486
	Lloyds Banking Group plc	5.300%	12/1/2045	330	316
	Lloyds Banking Group plc	3.369%	12/14/2046	300	226
	Lloyds Banking Group plc	4.344%	1/9/2048	350	292
	LPL Holdings Inc.	6.750%	11/17/2028	155	165
	LPL Holdings Inc.	5.200%	3/15/2030	150	154
	M&T Bank Corp.	7.413%	10/30/2029	325	352
	M&T Bank Corp.	5.179%	7/8/2031	300	308
	M&T Bank Corp.	6.082%	3/13/2032	290	309
	M&T Bank Corp.	5.053%	1/27/2034	255	257
[2]	M&T Bank Corp.	5.385%	1/16/2036	255	260

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	305	309
	Manufacturers & Traders Trust Co.	4.762%	7/6/2028	250	252
	Marsh & McLennan Cos. Inc.	4.550%	11/8/2027	290	293
	Marsh & McLennan Cos. Inc.	4.375%	3/15/2029	430	435
	Marsh & McLennan Cos. Inc.	4.650%	3/15/2030	145	148
	Marsh & McLennan Cos. Inc.	2.250%	11/15/2030	185	169
	Marsh & McLennan Cos. Inc.	4.850%	11/15/2031	175	180
	Marsh & McLennan Cos. Inc.	5.000%	3/15/2035	540	550
	Marsh & McLennan Cos. Inc.	4.900%	3/15/2049	235	216
	Marsh & McLennan Cos. Inc.	5.700%	9/15/2053	230	235
	Marsh & McLennan Cos. Inc.	5.400%	3/15/2055	340	333
	Mastercard Inc.	3.300%	3/26/2027	180	179
	Mastercard Inc.	4.100%	1/15/2028	100	101
	Mastercard Inc.	4.875%	3/9/2028	400	409
	Mastercard Inc.	2.950%	6/1/2029	191	185
	Mastercard Inc.	3.350%	3/26/2030	275	269
	Mastercard Inc.	2.000%	11/18/2031	260	231
	Mastercard Inc.	4.350%	1/15/2032	322	325
	Mastercard Inc.	4.850%	3/9/2033	40	41
	Mastercard Inc.	4.875%	5/9/2034	160	165
	Mastercard Inc.	4.550%	1/15/2035	196	197
	Mastercard Inc.	3.650%	6/1/2049	245	190
	Mastercard Inc.	3.850%	3/26/2050	365	293
	MetLife Inc.	4.550%	3/23/2030	290	296
	MetLife Inc.	5.375%	7/15/2033	125	132
	MetLife Inc.	6.375%	6/15/2034	35	39
	MetLife Inc.	5.300%	12/15/2034	140	146
	MetLife Inc.	5.700%	6/15/2035	425	456
[2]	MetLife Inc.	6.400%	12/15/2036	295	310
	MetLife Inc.	5.875%	2/6/2041	170	180
	MetLife Inc.	4.125%	8/13/2042	180	155
	MetLife Inc.	4.875%	11/13/2043	260	244
	MetLife Inc.	4.050%	3/1/2045	430	358
	MetLife Inc.	4.600%	5/13/2046	120	109
	MetLife Inc.	5.000%	7/15/2052	235	218
	MetLife Inc.	5.250%	1/15/2054	185	179
[2]	MetLife Inc.	6.350%	3/15/2055	210	222
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/2027	100	100
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/2027	280	277
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/2028	495	485
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/2028	320	320
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/2028	115	115
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/2028	255	259
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/2028	200	201
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/2028	285	291
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/2029	190	196
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/2029	355	352
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/2029	775	750
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/2030	300	281
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/2030	200	207
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/2030	370	337
	Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/2031	540	559
	Mitsubishi UFJ Financial Group Inc.	5.159%	4/24/2031	245	254
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/2032	365	327
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/2032	450	405
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/2033	150	137
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/2033	480	496
	Mitsubishi UFJ Financial Group Inc.	5.472%	9/13/2033	120	126
	Mitsubishi UFJ Financial Group Inc.	5.441%	2/22/2034	170	179
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/2034	245	258
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/2035	495	518
	Mitsubishi UFJ Financial Group Inc.	5.574%	1/16/2036	300	317
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/2039	665	587
	Mizuho Financial Group Inc.	3.170%	9/11/2027	135	133
	Mizuho Financial Group Inc.	4.018%	3/5/2028	265	266
	Mizuho Financial Group Inc.	5.414%	9/13/2028	125	128
	Mizuho Financial Group Inc.	5.667%	5/27/2029	40	41
	Mizuho Financial Group Inc.	5.778%	7/6/2029	270	281
[2]	Mizuho Financial Group Inc.	4.254%	9/11/2029	390	391
	Mizuho Financial Group Inc.	5.376%	5/26/2030	280	290

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Mizuho Financial Group Inc.	3.153%	7/16/2030	130	125
[2]	Mizuho Financial Group Inc.	2.201%	7/10/2031	445	405
[2]	Mizuho Financial Group Inc.	1.979%	9/8/2031	260	234
	Mizuho Financial Group Inc.	2.564%	9/13/2031	231	207
	Mizuho Financial Group Inc.	5.669%	9/13/2033	335	356
	Mizuho Financial Group Inc.	5.754%	5/27/2034	300	320
	Mizuho Financial Group Inc.	5.748%	7/6/2034	300	320
	Mizuho Financial Group Inc.	5.579%	5/26/2035	150	158
	Mizuho Financial Group Inc.	5.323%	7/8/2036	600	622
	Morgan Stanley	3.625%	1/20/2027	716	714
	Morgan Stanley	3.950%	4/23/2027	545	545
	Morgan Stanley	2.475%	1/21/2028	675	663
[2]	Morgan Stanley	5.652%	4/13/2028	260	265
	Morgan Stanley	4.210%	4/20/2028	485	486
[2]	Morgan Stanley	3.591%	7/22/2028	880	872
	Morgan Stanley	6.296%	10/18/2028	685	712
[2]	Morgan Stanley	3.772%	1/24/2029	585	581
	Morgan Stanley	5.123%	2/1/2029	410	419
[2]	Morgan Stanley	4.994%	4/12/2029	325	332
[2]	Morgan Stanley	5.164%	4/20/2029	480	491
	Morgan Stanley	5.449%	7/20/2029	385	398
	Morgan Stanley	6.407%	11/1/2029	400	425
	Morgan Stanley	5.173%	1/16/2030	710	731
[2]	Morgan Stanley	4.431%	1/23/2030	725	731
	Morgan Stanley	5.656%	4/18/2030	610	638
	Morgan Stanley	5.042%	7/19/2030	700	719
	Morgan Stanley	4.654%	10/18/2030	1,310	1,330
	Morgan Stanley	5.230%	1/15/2031	660	683
[2]	Morgan Stanley	2.699%	1/22/2031	945	888
[2]	Morgan Stanley	3.622%	4/1/2031	705	687
	Morgan Stanley	5.192%	4/17/2031	605	627
[2]	Morgan Stanley	4.356%	10/22/2031	250	250
[2]	Morgan Stanley	1.794%	2/13/2032	565	498
	Morgan Stanley	7.250%	4/1/2032	560	650
[2]	Morgan Stanley	1.928%	4/28/2032	310	273
[2]	Morgan Stanley	2.239%	7/21/2032	685	611
[2]	Morgan Stanley	2.511%	10/20/2032	995	896
	Morgan Stanley	2.943%	1/21/2033	410	376
	Morgan Stanley	4.889%	7/20/2033	300	307
	Morgan Stanley	6.342%	10/18/2033	745	823
[2]	Morgan Stanley	5.250%	4/21/2034	645	670
[2]	Morgan Stanley	5.424%	7/21/2034	440	462
	Morgan Stanley	6.627%	11/1/2034	460	517
	Morgan Stanley	5.466%	1/18/2035	530	555
	Morgan Stanley	5.831%	4/19/2035	665	713
	Morgan Stanley	5.320%	7/19/2035	1,069	1,111
	Morgan Stanley	5.587%	1/18/2036	1,010	1,067
	Morgan Stanley	5.664%	4/17/2036	610	648
	Morgan Stanley	2.484%	9/16/2036	650	573
[2]	Morgan Stanley	4.892%	10/22/2036	500	502
	Morgan Stanley	5.297%	4/20/2037	400	410
	Morgan Stanley	5.948%	1/19/2038	470	497
[2]	Morgan Stanley	3.971%	7/22/2038	600	546
	Morgan Stanley	5.942%	2/7/2039	315	332
[2]	Morgan Stanley	4.457%	4/22/2039	610	578
	Morgan Stanley	3.217%	4/22/2042	380	300
	Morgan Stanley	6.375%	7/24/2042	440	497
	Morgan Stanley	4.300%	1/27/2045	710	625
[2]	Morgan Stanley	4.375%	1/22/2047	685	603
[2]	Morgan Stanley	5.597%	3/24/2051	560	571
[2]	Morgan Stanley	2.802%	1/25/2052	385	249
	Morgan Stanley	5.516%	11/19/2055	790	799
[2]	Morgan Stanley Bank NA	4.952%	1/14/2028	400	404
[2]	Morgan Stanley Bank NA	5.504%	5/26/2028	625	638
[2]	Morgan Stanley Bank NA	4.968%	7/14/2028	695	705
	Morgan Stanley Bank NA	5.016%	1/12/2029	345	352
[2]	Morgan Stanley Private Bank NA	4.466%	7/6/2028	1,000	1,006
	Morgan Stanley Private Bank NA	4.734%	7/18/2031	570	580
	Nasdaq Inc.	5.350%	6/28/2028	394	406
	Nasdaq Inc.	5.550%	2/15/2034	262	276

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nasdaq Inc.	5.950%	8/15/2053	295	308
	Nasdaq Inc.	6.100%	6/28/2063	140	147
	National Australia Bank Ltd.	3.905%	6/9/2027	40	40
	National Australia Bank Ltd.	5.087%	6/11/2027	430	438
	National Australia Bank Ltd.	4.944%	1/12/2028	410	419
	National Australia Bank Ltd.	4.308%	6/13/2028	250	253
	National Australia Bank Ltd.	4.787%	1/10/2029	260	267
	National Australia Bank Ltd.	4.901%	1/14/2030	250	259
	National Australia Bank Ltd.	4.534%	6/13/2030	250	255
	National Bank of Canada	5.600%	12/18/2028	465	486
	National Bank of Canada	4.500%	10/10/2029	435	440
	NatWest Group plc	5.583%	3/1/2028	225	229
[2]	NatWest Group plc	3.073%	5/22/2028	310	305
	NatWest Group plc	5.516%	9/30/2028	515	528
[2]	NatWest Group plc	4.892%	5/18/2029	305	310
	NatWest Group plc	5.808%	9/13/2029	210	219
[2]	NatWest Group plc	5.076%	1/27/2030	560	573
[2]	NatWest Group plc	4.445%	5/8/2030	255	256
	NatWest Group plc	4.964%	8/15/2030	255	261
	NatWest Group plc	6.016%	3/2/2034	215	232
	NatWest Group plc	6.475%	6/1/2034	385	405
	NatWest Group plc	5.778%	3/1/2035	335	356
[2]	NatWest Group plc	3.032%	11/28/2035	130	120
	Nomura Holdings Inc.	2.329%	1/22/2027	235	230
	Nomura Holdings Inc.	6.070%	7/12/2028	100	105
	Nomura Holdings Inc.	2.172%	7/14/2028	205	195
	Nomura Holdings Inc.	3.103%	1/16/2030	210	200
	Nomura Holdings Inc.	2.679%	7/16/2030	140	130
	Nomura Holdings Inc.	2.608%	7/14/2031	350	317
	Nomura Holdings Inc.	2.999%	1/22/2032	305	278
	Nomura Holdings Inc.	6.181%	1/18/2033	135	147
	Nomura Holdings Inc.	5.783%	7/3/2034	310	330
	Nomura Holdings Inc.	5.043%	6/10/2036	300	298
	Northern Trust Corp.	1.950%	5/1/2030	170	156
	Northern Trust Corp.	6.125%	11/2/2032	185	203
	PayPal Holdings Inc.	2.850%	10/1/2029	490	469
	PayPal Holdings Inc.	2.300%	6/1/2030	140	130
	PayPal Holdings Inc.	4.400%	6/1/2032	375	376
	PayPal Holdings Inc.	5.150%	6/1/2034	160	165
	PayPal Holdings Inc.	3.250%	6/1/2050	270	188
	PayPal Holdings Inc.	5.050%	6/1/2052	455	423
[2]	PNC Bank NA	3.100%	10/25/2027	140	138
[2]	PNC Bank NA	4.050%	7/26/2028	600	600
[2]	PNC Bank NA	2.700%	10/22/2029	195	185
	PNC Financial Services Group Inc.	3.150%	5/19/2027	236	233
	PNC Financial Services Group Inc.	5.300%	1/21/2028	175	177
	PNC Financial Services Group Inc.	5.354%	12/2/2028	835	856
	PNC Financial Services Group Inc.	3.450%	4/23/2029	325	320
	PNC Financial Services Group Inc.	5.582%	6/12/2029	865	897
	PNC Financial Services Group Inc.	2.550%	1/22/2030	430	405
	PNC Financial Services Group Inc.	5.492%	5/14/2030	500	521
	PNC Financial Services Group Inc.	5.222%	1/29/2031	95	98
	PNC Financial Services Group Inc.	4.899%	5/13/2031	325	333
	PNC Financial Services Group Inc.	2.307%	4/23/2032	370	334
	PNC Financial Services Group Inc.	4.812%	10/21/2032	795	812
	PNC Financial Services Group Inc.	4.626%	6/6/2033	230	229
	PNC Financial Services Group Inc.	6.037%	10/28/2033	345	373
	PNC Financial Services Group Inc.	5.068%	1/24/2034	260	267
	PNC Financial Services Group Inc.	5.939%	8/18/2034	220	237
	PNC Financial Services Group Inc.	6.875%	10/20/2034	425	483
	PNC Financial Services Group Inc.	5.676%	1/22/2035	425	450
	PNC Financial Services Group Inc.	5.401%	7/23/2035	405	422
	PNC Financial Services Group Inc.	5.575%	1/29/2036	535	562
	Progressive Corp.	4.125%	4/15/2047	205	173
	Prudential Financial Inc.	5.200%	3/14/2035	370	381
[2]	Prudential Financial Inc.	5.700%	12/14/2036	175	187
[2]	Prudential Financial Inc.	4.600%	5/15/2044	90	81
[2]	Prudential Financial Inc.	4.500%	9/15/2047	460	454
	Prudential Financial Inc.	3.905%	12/7/2047	190	152
[2]	Prudential Financial Inc.	5.700%	9/15/2048	480	485

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Prudential Financial Inc.	3.935%	12/7/2049	220	174
[2]	Prudential Financial Inc.	4.350%	2/25/2050	220	186
[2]	Prudential Financial Inc.	3.700%	10/1/2050	185	172
[2]	Prudential Financial Inc.	3.700%	3/13/2051	320	242
	Prudential Financial Inc.	5.125%	3/1/2052	310	307
	Prudential Financial Inc.	6.000%	9/1/2052	155	161
	Prudential Financial Inc.	6.500%	3/15/2054	320	337
	Prudential Funding Asia plc	3.125%	4/14/2030	235	226
	Raymond James Financial Inc.	4.950%	7/15/2046	175	162
	Raymond James Financial Inc.	3.750%	4/1/2051	405	304
	Regions Financial Corp.	5.722%	6/6/2030	123	128
	Regions Financial Corp.	5.502%	9/6/2035	255	263
	RenaissanceRe Holdings Ltd.	5.750%	6/5/2033	145	152
[2]	Royal Bank of Canada	4.875%	1/19/2027	165	167
	Royal Bank of Canada	3.625%	5/4/2027	370	369
[2]	Royal Bank of Canada	4.240%	8/3/2027	480	483
[2]	Royal Bank of Canada	6.000%	11/1/2027	285	296
[2]	Royal Bank of Canada	4.900%	1/12/2028	400	408
[2]	Royal Bank of Canada	5.200%	8/1/2028	185	191
[2]	Royal Bank of Canada	4.522%	10/18/2028	160	161
[2]	Royal Bank of Canada	4.965%	1/24/2029	205	209
[2]	Royal Bank of Canada	4.950%	2/1/2029	140	144
[2]	Royal Bank of Canada	4.969%	8/2/2030	580	595
[2]	Royal Bank of Canada	4.650%	10/18/2030	450	457
[2]	Royal Bank of Canada	5.153%	2/4/2031	605	625
[2]	Royal Bank of Canada	4.970%	5/2/2031	320	328
	Royal Bank of Canada	4.696%	8/6/2031	400	406
[2]	Royal Bank of Canada	2.300%	11/3/2031	440	397
	Royal Bank of Canada	3.875%	5/4/2032	205	200
[2]	Royal Bank of Canada	5.000%	2/1/2033	435	450
[2]	Royal Bank of Canada	5.000%	5/2/2033	305	315
[2]	Royal Bank of Canada	5.150%	2/1/2034	315	331
	Santander Holdings USA Inc.	4.400%	7/13/2027	345	346
	Santander Holdings USA Inc.	2.490%	1/6/2028	285	279
	Santander Holdings USA Inc.	5.473%	3/20/2029	305	311
	Santander Holdings USA Inc.	6.174%	1/9/2030	340	355
	Santander Holdings USA Inc.	5.353%	9/6/2030	525	537
	Santander Holdings USA Inc.	6.342%	5/31/2035	300	322
	Santander UK Group Holdings plc	2.469%	1/11/2028	270	265
[2]	Santander UK Group Holdings plc	3.823%	11/3/2028	435	432
	Santander UK Group Holdings plc	6.534%	1/10/2029	150	157
	Santander UK Group Holdings plc	4.858%	9/11/2030	300	304
	Santander UK Group Holdings plc	5.694%	4/15/2031	460	481
	State Street Corp.	4.993%	3/18/2027	185	187
	State Street Corp.	4.536%	2/28/2028	400	406
	State Street Corp.	4.530%	2/20/2029	245	248
	State Street Corp.	5.684%	11/21/2029	325	341
	State Street Corp.	2.400%	1/24/2030	356	336
	State Street Corp.	4.834%	4/24/2030	75	77
	State Street Corp.	2.200%	3/3/2031	410	369
	State Street Corp.	4.675%	10/22/2032	170	174
	State Street Corp.	4.164%	8/4/2033	162	159
	State Street Corp.	4.821%	1/26/2034	75	76
	State Street Corp.	5.159%	5/18/2034	110	114
	State Street Corp.	5.146%	2/28/2036	315	325
	State Street Corp.	4.784%	10/23/2036	245	246
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/2027	230	229
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/2027	200	198
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/2027	285	282
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/2028	320	330
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/2028	185	184
	Sumitomo Mitsui Financial Group Inc.	5.800%	7/13/2028	375	392
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/2028	85	85
	Sumitomo Mitsui Financial Group Inc.	5.716%	9/14/2028	475	496
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/2028	380	359
	Sumitomo Mitsui Financial Group Inc.	5.316%	7/9/2029	50	52
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/2029	590	568
	Sumitomo Mitsui Financial Group Inc.	5.710%	1/13/2030	430	454
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/2030	200	189
	Sumitomo Mitsui Financial Group Inc.	5.240%	4/15/2030	170	177

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/2030	425	388
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/2030	224	203
	Sumitomo Mitsui Financial Group Inc.	5.424%	7/9/2031	310	326
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/2031	226	201
	Sumitomo Mitsui Financial Group Inc.	5.454%	1/15/2032	170	179
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/2033	310	332
	Sumitomo Mitsui Financial Group Inc.	5.808%	9/14/2033	245	264
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/2034	635	673
	Sumitomo Mitsui Financial Group Inc.	2.930%	9/17/2041	390	291
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/2043	208	229
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/2044	385	404
	Synchrony Financial	3.950%	12/1/2027	215	213
	Synchrony Financial	5.935%	8/2/2030	100	104
	Synchrony Financial	5.450%	3/6/2031	255	261
	Synchrony Financial	2.875%	10/28/2031	215	192
	Toronto-Dominion Bank	4.568%	12/17/2026	60	60
[2]	Toronto-Dominion Bank	1.950%	1/12/2027	295	289
[2]	Toronto-Dominion Bank	2.800%	3/10/2027	355	350
[2]	Toronto-Dominion Bank	4.980%	4/5/2027	360	365
	Toronto-Dominion Bank	4.108%	6/8/2027	645	646
[2]	Toronto-Dominion Bank	4.693%	9/15/2027	305	309
	Toronto-Dominion Bank	5.156%	1/10/2028	188	192
	Toronto-Dominion Bank	4.861%	1/31/2028	92	94
[2]	Toronto-Dominion Bank	5.523%	7/17/2028	505	524
[2]	Toronto-Dominion Bank	4.994%	4/5/2029	220	226
	Toronto-Dominion Bank	4.783%	12/17/2029	245	251
[2]	Toronto-Dominion Bank	4.808%	6/3/2030	700	716
[2]	Toronto-Dominion Bank	2.000%	9/10/2031	725	649
	Toronto-Dominion Bank	5.298%	1/30/2032	210	220
[2]	Toronto-Dominion Bank	3.200%	3/10/2032	366	342
	Toronto-Dominion Bank	4.456%	6/8/2032	349	350
	Toronto-Dominion Bank	5.146%	9/10/2034	300	305
[2]	Travelers Cos. Inc.	6.250%	6/15/2037	200	224
	Travelers Cos. Inc.	5.350%	11/1/2040	110	113
	Travelers Cos. Inc.	3.050%	6/8/2051	190	128
	Travelers Cos. Inc.	5.450%	5/25/2053	335	336
	Travelers Cos. Inc.	5.700%	7/24/2055	95	99
[2]	Truist Bank	2.250%	3/11/2030	210	193
[2]	Truist Financial Corp.	4.123%	6/6/2028	565	566
[2]	Truist Financial Corp.	1.887%	6/7/2029	650	615
[2]	Truist Financial Corp.	7.161%	10/30/2029	785	850
[2]	Truist Financial Corp.	5.435%	1/24/2030	390	405
[2]	Truist Financial Corp.	1.950%	6/5/2030	140	127
[2]	Truist Financial Corp.	5.071%	5/20/2031	320	329
[2]	Truist Financial Corp.	5.153%	8/5/2032	985	1,017
[2]	Truist Financial Corp.	4.916%	7/28/2033	265	266
[2]	Truist Financial Corp.	6.123%	10/28/2033	405	438
[2]	Truist Financial Corp.	5.122%	1/26/2034	175	179
[2]	Truist Financial Corp.	5.867%	6/8/2034	120	128
[2]	Truist Financial Corp.	5.711%	1/24/2035	300	317
[2]	Truist Financial Corp.	4.964%	10/23/2036	485	483
	UBS AG	5.000%	7/9/2027	300	306
	UBS AG	4.864%	1/10/2028	250	252
	UBS AG	7.500%	2/15/2028	409	440
	UBS AG	5.650%	9/11/2028	200	209
	UBS AG	4.500%	6/26/2048	460	409
	UBS Group AG	4.875%	5/15/2045	330	309
[2]	US Bancorp	3.150%	4/27/2027	255	253
[2]	US Bancorp	2.215%	1/27/2028	215	210
[2]	US Bancorp	3.900%	4/26/2028	190	190
[2]	US Bancorp	4.548%	7/22/2028	710	715
	US Bancorp	4.653%	2/1/2029	350	354
	US Bancorp	5.775%	6/12/2029	590	614
[2]	US Bancorp	3.000%	7/30/2029	285	275
	US Bancorp	5.384%	1/23/2030	275	285
[2]	US Bancorp	1.375%	7/22/2030	273	242
	US Bancorp	5.100%	7/23/2030	440	454
	US Bancorp	5.046%	2/12/2031	210	216
	US Bancorp	5.083%	5/15/2031	175	181
[2]	US Bancorp	2.677%	1/27/2033	315	284

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	US Bancorp	4.967%	7/22/2033	250	252
	US Bancorp	5.850%	10/21/2033	505	541
	US Bancorp	4.839%	2/1/2034	345	349
	US Bancorp	5.836%	6/12/2034	245	263
	US Bancorp	5.678%	1/23/2035	455	483
	US Bancorp	5.424%	2/12/2036	290	303
	US Bancorp	2.491%	11/3/2036	590	515
	US Bank NA	4.730%	5/15/2028	600	605
	Visa Inc.	1.900%	4/15/2027	540	527
	Visa Inc.	2.750%	9/15/2027	575	566
	Visa Inc.	2.050%	4/15/2030	475	440
	Visa Inc.	1.100%	2/15/2031	250	218
	Visa Inc.	4.150%	12/14/2035	455	444
	Visa Inc.	2.700%	4/15/2040	140	109
	Visa Inc.	4.300%	12/14/2045	920	815
	Visa Inc.	3.650%	9/15/2047	275	218
	Visa Inc.	2.000%	8/15/2050	215	119
	Wachovia Corp.	5.500%	8/1/2035	470	489
[2]	Wells Fargo & Co.	4.300%	7/22/2027	830	834
[2]	Wells Fargo & Co.	4.900%	1/24/2028	1,038	1,047
[2]	Wells Fargo & Co.	3.526%	3/24/2028	820	814
[2]	Wells Fargo & Co.	5.707%	4/22/2028	1,028	1,050
[2]	Wells Fargo & Co.	3.584%	5/22/2028	440	437
[2]	Wells Fargo & Co.	2.393%	6/2/2028	694	677
[2]	Wells Fargo & Co.	4.808%	7/25/2028	455	460
[2]	Wells Fargo & Co.	4.150%	1/24/2029	1,445	1,449
[2]	Wells Fargo & Co.	5.574%	7/25/2029	915	949
	Wells Fargo & Co.	6.303%	10/23/2029	930	985
	Wells Fargo & Co.	5.198%	1/23/2030	870	898
[2]	Wells Fargo & Co.	2.879%	10/30/2030	825	787
	Wells Fargo & Co.	5.244%	1/24/2031	625	649
[2]	Wells Fargo & Co.	2.572%	2/11/2031	600	562
[2]	Wells Fargo & Co.	4.478%	4/4/2031	420	424
	Wells Fargo & Co.	5.150%	4/23/2031	300	311
[2]	Wells Fargo & Co.	3.350%	3/2/2033	805	757
[2]	Wells Fargo & Co.	4.897%	7/25/2033	830	849
	Wells Fargo & Co.	5.389%	4/24/2034	715	749
[2]	Wells Fargo & Co.	5.557%	7/25/2034	720	762
	Wells Fargo & Co.	6.491%	10/23/2034	550	615
	Wells Fargo & Co.	5.499%	1/23/2035	898	945
	Wells Fargo & Co.	5.211%	12/3/2035	1,265	1,306
	Wells Fargo & Co.	5.605%	4/23/2036	1,015	1,075
[2]	Wells Fargo & Co.	3.068%	4/30/2041	745	588
	Wells Fargo & Co.	5.375%	11/2/2043	345	340
	Wells Fargo & Co.	5.606%	1/15/2044	510	514
[2]	Wells Fargo & Co.	4.650%	11/4/2044	700	623
	Wells Fargo & Co.	3.900%	5/1/2045	770	636
[2]	Wells Fargo & Co.	4.900%	11/17/2045	440	401
[2]	Wells Fargo & Co.	4.400%	6/14/2046	470	400
[2]	Wells Fargo & Co.	4.750%	12/7/2046	375	335
[2]	Wells Fargo & Co.	5.013%	4/4/2051	1,450	1,360
[2]	Wells Fargo & Co.	4.611%	4/25/2053	885	780
	Wells Fargo Bank NA	5.254%	12/11/2026	685	694
[2]	Wells Fargo Bank NA	5.850%	2/1/2037	575	612
[2]	Wells Fargo Bank NA	6.600%	1/15/2038	245	278
	Westpac Banking Corp.	3.350%	3/8/2027	310	308
	Westpac Banking Corp.	4.043%	8/26/2027	270	271
	Westpac Banking Corp.	5.457%	11/18/2027	225	232
	Westpac Banking Corp.	3.400%	1/25/2028	340	337
	Westpac Banking Corp.	5.535%	11/17/2028	230	241
	Westpac Banking Corp.	1.953%	11/20/2028	410	389
	Westpac Banking Corp.	5.050%	4/16/2029	40	41
	Westpac Banking Corp.	4.354%	7/1/2030	210	213
	Westpac Banking Corp.	2.150%	6/3/2031	280	255
	Westpac Banking Corp.	5.405%	8/10/2033	435	451
	Westpac Banking Corp.	6.820%	11/17/2033	320	360
	Westpac Banking Corp.	4.110%	7/24/2034	395	389
	Westpac Banking Corp.	2.668%	11/15/2035	400	362
[2]	Westpac Banking Corp.	5.618%	11/20/2035	270	280
	Westpac Banking Corp.	3.020%	11/18/2036	280	253

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Westpac Banking Corp.	4.421%	7/24/2039	165	155
	Westpac Banking Corp.	2.963%	11/16/2040	125	97
	Westpac Banking Corp.	3.133%	11/18/2041	205	157
	Willis North America Inc.	4.650%	6/15/2027	570	574
	Willis North America Inc.	5.350%	5/15/2033	80	83
	Willis North America Inc.	5.900%	3/5/2054	325	329
					425,694
Health Care (15.0%)
	Abbott Laboratories	4.750%	11/30/2036	440	447
	Abbott Laboratories	4.900%	11/30/2046	525	503
	AbbVie Inc.	4.800%	3/15/2027	605	612
	AbbVie Inc.	4.650%	3/15/2028	400	406
	AbbVie Inc.	4.250%	11/14/2028	445	450
	AbbVie Inc.	4.800%	3/15/2029	740	759
	AbbVie Inc.	3.200%	11/21/2029	1,160	1,126
	AbbVie Inc.	4.875%	3/15/2030	285	294
	AbbVie Inc.	4.950%	3/15/2031	645	670
	AbbVie Inc.	5.050%	3/15/2034	675	700
	AbbVie Inc.	4.550%	3/15/2035	455	453
	AbbVie Inc.	5.200%	3/15/2035	210	219
	AbbVie Inc.	4.500%	5/14/2035	650	645
	AbbVie Inc.	4.300%	5/14/2036	145	140
	AbbVie Inc.	4.050%	11/21/2039	790	714
	AbbVie Inc.	4.400%	11/6/2042	610	553
	AbbVie Inc.	4.850%	6/15/2044	450	425
	AbbVie Inc.	4.750%	3/15/2045	325	301
	AbbVie Inc.	4.700%	5/14/2045	750	692
	AbbVie Inc.	4.450%	5/14/2046	1,020	903
	AbbVie Inc.	4.250%	11/21/2049	1,615	1,365
	AbbVie Inc.	5.400%	3/15/2054	710	707
	AbbVie Inc.	5.500%	3/15/2064	337	337
	Aetna Inc.	6.625%	6/15/2036	165	182
	Agilent Technologies Inc.	2.300%	3/12/2031	145	131
	Amgen Inc.	2.200%	2/21/2027	435	426
	Amgen Inc.	5.150%	3/2/2028	689	705
	Amgen Inc.	1.650%	8/15/2028	325	306
	Amgen Inc.	3.000%	2/22/2029	355	344
	Amgen Inc.	4.050%	8/18/2029	440	439
	Amgen Inc.	2.450%	2/21/2030	670	624
	Amgen Inc.	5.250%	3/2/2030	945	982
	Amgen Inc.	2.300%	2/25/2031	260	236
	Amgen Inc.	2.000%	1/15/2032	395	345
	Amgen Inc.	3.350%	2/22/2032	210	199
	Amgen Inc.	4.200%	3/1/2033	145	142
	Amgen Inc.	5.250%	3/2/2033	1,000	1,043
	Amgen Inc.	3.150%	2/21/2040	600	479
	Amgen Inc.	5.600%	3/2/2043	625	638
	Amgen Inc.	4.400%	5/1/2045	451	393
	Amgen Inc.	4.563%	6/15/2048	455	396
	Amgen Inc.	4.663%	6/15/2051	640	560
	Amgen Inc.	4.200%	2/22/2052	300	242
	Amgen Inc.	4.875%	3/1/2053	170	153
	Amgen Inc.	5.650%	3/2/2053	1,305	1,311
	Amgen Inc.	2.770%	9/1/2053	290	176
	Amgen Inc.	4.400%	2/22/2062	240	192
	Amgen Inc.	5.750%	3/2/2063	665	667
[2]	Ascension Health	2.532%	11/15/2029	70	66
	Becton Dickinson & Co.	3.700%	6/6/2027	399	397
	Becton Dickinson & Co.	4.693%	2/13/2028	170	172
	Becton Dickinson & Co.	2.823%	5/20/2030	255	241
	Becton Dickinson & Co.	1.957%	2/11/2031	385	342
	Becton Dickinson & Co.	4.685%	12/15/2044	175	157
	Becton Dickinson & Co.	4.669%	6/6/2047	355	314
	Biogen Inc.	2.250%	5/1/2030	520	478
	Biogen Inc.	5.200%	9/15/2045	365	343
	Biogen Inc.	3.150%	5/1/2050	320	212
	Boston Scientific Corp.	2.650%	6/1/2030	320	302
	Bristol-Myers Squibb Co.	1.125%	11/13/2027	475	452
	Bristol-Myers Squibb Co.	1.450%	11/13/2030	345	306

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bristol-Myers Squibb Co.	5.750%	2/1/2031	215	231
	Bristol-Myers Squibb Co.	5.100%	2/22/2031	200	209
	Bristol-Myers Squibb Co.	2.950%	3/15/2032	285	265
	Bristol-Myers Squibb Co.	5.900%	11/15/2033	35	39
	Bristol-Myers Squibb Co.	5.200%	2/22/2034	640	671
	Bristol-Myers Squibb Co.	4.125%	6/15/2039	605	557
	Bristol-Myers Squibb Co.	2.350%	11/13/2040	130	93
	Bristol-Myers Squibb Co.	3.550%	3/15/2042	410	335
	Bristol-Myers Squibb Co.	4.350%	11/15/2047	435	376
	Bristol-Myers Squibb Co.	4.550%	2/20/2048	407	359
	Bristol-Myers Squibb Co.	4.250%	10/26/2049	595	499
	Bristol-Myers Squibb Co.	2.550%	11/13/2050	285	173
	Bristol-Myers Squibb Co.	3.700%	3/15/2052	455	344
	Bristol-Myers Squibb Co.	5.550%	2/22/2054	535	540
	Bristol-Myers Squibb Co.	3.900%	3/15/2062	335	248
	Cardinal Health Inc.	3.410%	6/15/2027	160	159
	Cardinal Health Inc.	5.000%	11/15/2029	125	129
	Cardinal Health Inc.	5.350%	11/15/2034	210	217
	Cencora Inc.	3.450%	12/15/2027	180	178
	Cencora Inc.	2.700%	3/15/2031	225	208
	Centene Corp.	4.250%	12/15/2027	630	623
	Centene Corp.	2.450%	7/15/2028	535	498
	Centene Corp.	4.625%	12/15/2029	610	590
	Centene Corp.	3.375%	2/15/2030	570	524
	Centene Corp.	3.000%	10/15/2030	470	419
	Centene Corp.	2.500%	3/1/2031	550	474
	Centene Corp.	2.625%	8/1/2031	320	274
[2]	Cigna Group	3.400%	3/1/2027	300	298
	Cigna Group	4.375%	10/15/2028	930	939
	Cigna Group	5.000%	5/15/2029	410	421
	Cigna Group	2.400%	3/15/2030	340	316
	Cigna Group	4.500%	9/15/2030	225	227
	Cigna Group	2.375%	3/15/2031	480	435
	Cigna Group	5.125%	5/15/2031	375	389
	Cigna Group	4.875%	9/15/2032	325	331
	Cigna Group	5.400%	3/15/2033	165	173
	Cigna Group	5.250%	2/15/2034	215	223
	Cigna Group	5.250%	1/15/2036	425	436
	Cigna Group	4.800%	8/15/2038	480	464
	Cigna Group	3.200%	3/15/2040	125	100
[2]	Cigna Group	4.800%	7/15/2046	485	438
[2]	Cigna Group	3.875%	10/15/2047	525	410
	Cigna Group	4.900%	12/15/2048	499	453
	Cigna Group	3.400%	3/15/2050	215	153
	Cigna Group	3.400%	3/15/2051	225	158
	Cigna Group	5.600%	2/15/2054	316	311
	Cigna Group	6.000%	1/15/2056	225	234
	CommonSpirit Health	5.205%	12/1/2031	450	468
[2]	CommonSpirit Health	4.350%	11/1/2042	165	144
	CommonSpirit Health	4.187%	10/1/2049	340	273
	CVS Health Corp.	3.625%	4/1/2027	770	765
	CVS Health Corp.	4.300%	3/25/2028	900	902
	CVS Health Corp.	5.000%	1/30/2029	260	266
	CVS Health Corp.	5.400%	6/1/2029	460	477
	CVS Health Corp.	3.250%	8/15/2029	440	425
	CVS Health Corp.	5.125%	2/21/2030	530	546
	CVS Health Corp.	3.750%	4/1/2030	365	356
	CVS Health Corp.	1.750%	8/21/2030	240	213
	CVS Health Corp.	5.250%	1/30/2031	105	109
	CVS Health Corp.	1.875%	2/28/2031	510	448
	CVS Health Corp.	2.125%	9/15/2031	170	150
	CVS Health Corp.	5.250%	2/21/2033	525	543
	CVS Health Corp.	5.300%	6/1/2033	490	507
	CVS Health Corp.	5.700%	6/1/2034	265	279
	CVS Health Corp.	5.450%	9/15/2035	350	361
	CVS Health Corp.	4.780%	3/25/2038	1,334	1,269
	CVS Health Corp.	4.125%	4/1/2040	75	65
	CVS Health Corp.	5.300%	12/5/2043	180	170
	CVS Health Corp.	5.125%	7/20/2045	1,100	1,005
	CVS Health Corp.	5.050%	3/25/2048	1,935	1,738

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
CVS Health Corp.	5.625%	2/21/2053	270	258
CVS Health Corp.	5.875%	6/1/2053	535	529
CVS Health Corp.	6.200%	9/15/2055	275	285
CVS Health Corp.	6.000%	6/1/2063	225	222
Danaher Corp.	2.600%	10/1/2050	145	90
Danaher Corp.	2.800%	12/10/2051	365	235
DH Europe Finance II Sarl	2.600%	11/15/2029	145	138
DH Europe Finance II Sarl	3.250%	11/15/2039	200	166
DH Europe Finance II Sarl	3.400%	11/15/2049	140	104
Elevance Health Inc.	3.650%	12/1/2027	412	409
Elevance Health Inc.	4.101%	3/1/2028	335	335
Elevance Health Inc.	2.875%	9/15/2029	160	153
Elevance Health Inc.	4.750%	2/15/2030	180	184
Elevance Health Inc.	2.250%	5/15/2030	135	124
Elevance Health Inc.	2.550%	3/15/2031	125	114
Elevance Health Inc.	4.950%	11/1/2031	135	138
Elevance Health Inc.	4.750%	2/15/2033	225	227
Elevance Health Inc.	5.375%	6/15/2034	375	389
Elevance Health Inc.	5.200%	2/15/2035	325	333
Elevance Health Inc.	5.000%	1/15/2036	400	401
Elevance Health Inc.	4.625%	5/15/2042	180	163
Elevance Health Inc.	4.650%	1/15/2043	210	190
Elevance Health Inc.	4.650%	8/15/2044	145	129
Elevance Health Inc.	4.375%	12/1/2047	315	264
Elevance Health Inc.	4.550%	3/1/2048	185	159
Elevance Health Inc.	3.700%	9/15/2049	160	119
Elevance Health Inc.	3.125%	5/15/2050	360	239
Elevance Health Inc.	3.600%	3/15/2051	435	314
Elevance Health Inc.	6.100%	10/15/2052	170	177
Elevance Health Inc.	5.125%	2/15/2053	210	192
Elevance Health Inc.	5.650%	6/15/2054	290	285
Elevance Health Inc.	5.700%	2/15/2055	345	341
Elevance Health Inc.	5.850%	11/1/2064	165	164
Eli Lilly & Co.	4.150%	8/14/2027	555	559
Eli Lilly & Co.	4.550%	2/12/2028	530	539
Eli Lilly & Co.	4.000%	10/15/2028	390	393
Eli Lilly & Co.	4.500%	2/9/2029	325	331
Eli Lilly & Co.	3.375%	3/15/2029	247	244
Eli Lilly & Co.	4.200%	8/14/2029	240	243
Eli Lilly & Co.	4.750%	2/12/2030	430	443
Eli Lilly & Co.	4.250%	3/15/2031	375	378
Eli Lilly & Co.	4.900%	2/12/2032	200	208
Eli Lilly & Co.	4.550%	10/15/2032	225	229
Eli Lilly & Co.	4.700%	2/9/2034	295	301
Eli Lilly & Co.	4.600%	8/14/2034	275	278
Eli Lilly & Co.	5.100%	2/12/2035	275	287
Eli Lilly & Co.	4.900%	10/15/2035	400	411
Eli Lilly & Co.	3.950%	3/15/2049	190	156
Eli Lilly & Co.	2.250%	5/15/2050	392	232
Eli Lilly & Co.	4.875%	2/27/2053	275	258
Eli Lilly & Co.	5.000%	2/9/2054	707	673
Eli Lilly & Co.	5.050%	8/14/2054	285	274
Eli Lilly & Co.	5.500%	2/12/2055	200	205
Eli Lilly & Co.	5.550%	10/15/2055	225	232
Eli Lilly & Co.	2.500%	9/15/2060	330	186
Eli Lilly & Co.	4.950%	2/27/2063	195	181
Eli Lilly & Co.	5.100%	2/9/2064	288	273
Eli Lilly & Co.	5.200%	8/14/2064	475	458
Eli Lilly & Co.	5.650%	10/15/2065	225	233
GE HealthCare Technologies Inc.	5.650%	11/15/2027	465	478
GE HealthCare Technologies Inc.	4.800%	8/14/2029	285	292
GE HealthCare Technologies Inc.	5.857%	3/15/2030	235	249
GE HealthCare Technologies Inc.	5.905%	11/22/2032	260	281
GE HealthCare Technologies Inc.	5.500%	6/15/2035	200	209
GE HealthCare Technologies Inc.	6.377%	11/22/2052	244	270
Gilead Sciences Inc.	2.950%	3/1/2027	302	299
Gilead Sciences Inc.	1.200%	10/1/2027	170	162
Gilead Sciences Inc.	4.800%	11/15/2029	165	170
Gilead Sciences Inc.	1.650%	10/1/2030	290	260
Gilead Sciences Inc.	5.250%	10/15/2033	200	211

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Gilead Sciences Inc.	5.100%	6/15/2035	75	78
Gilead Sciences Inc.	4.600%	9/1/2035	225	225
Gilead Sciences Inc.	4.000%	9/1/2036	150	141
Gilead Sciences Inc.	2.600%	10/1/2040	614	459
Gilead Sciences Inc.	5.650%	12/1/2041	346	364
Gilead Sciences Inc.	4.800%	4/1/2044	445	417
Gilead Sciences Inc.	4.500%	2/1/2045	500	450
Gilead Sciences Inc.	4.750%	3/1/2046	570	527
Gilead Sciences Inc.	4.150%	3/1/2047	270	228
Gilead Sciences Inc.	2.800%	10/1/2050	385	250
Gilead Sciences Inc.	5.550%	10/15/2053	365	371
Gilead Sciences Inc.	5.600%	11/15/2064	145	147
GlaxoSmithKline Capital Inc.	3.875%	5/15/2028	365	365
GlaxoSmithKline Capital Inc.	4.500%	4/15/2030	189	193
GlaxoSmithKline Capital Inc.	4.875%	4/15/2035	245	250
GlaxoSmithKline Capital Inc.	6.375%	5/15/2038	605	689
GlaxoSmithKline Capital plc	3.375%	6/1/2029	90	88
HCA Inc.	4.500%	2/15/2027	240	241
HCA Inc.	3.125%	3/15/2027	215	212
HCA Inc.	5.200%	6/1/2028	175	179
HCA Inc.	5.625%	9/1/2028	450	465
HCA Inc.	5.875%	2/1/2029	440	459
HCA Inc.	4.125%	6/15/2029	465	464
HCA Inc.	3.500%	9/1/2030	940	906
HCA Inc.	5.450%	4/1/2031	335	351
HCA Inc.	2.375%	7/15/2031	165	148
HCA Inc.	5.500%	3/1/2032	260	273
HCA Inc.	3.625%	3/15/2032	515	488
HCA Inc.	5.500%	6/1/2033	250	262
HCA Inc.	5.600%	4/1/2034	265	278
HCA Inc.	5.450%	9/15/2034	525	545
HCA Inc.	5.750%	3/1/2035	515	544
HCA Inc.	5.125%	6/15/2039	205	201
HCA Inc.	5.500%	6/15/2047	420	404
HCA Inc.	5.250%	6/15/2049	590	544
HCA Inc.	3.500%	7/15/2051	295	206
HCA Inc.	4.625%	3/15/2052	410	342
HCA Inc.	5.900%	6/1/2053	555	553
HCA Inc.	6.000%	4/1/2054	320	325
HCA Inc.	5.950%	9/15/2054	175	176
HCA Inc.	6.200%	3/1/2055	295	307
Humana Inc.	1.350%	2/3/2027	350	339
Humana Inc.	3.700%	3/23/2029	215	211
Humana Inc.	5.375%	4/15/2031	240	248
Humana Inc.	2.150%	2/3/2032	325	282
Humana Inc.	5.875%	3/1/2033	160	169
Humana Inc.	5.950%	3/15/2034	260	274
Humana Inc.	5.550%	5/1/2035	230	236
Humana Inc.	4.950%	10/1/2044	228	203
Humana Inc.	5.500%	3/15/2053	160	148
Humana Inc.	5.750%	4/15/2054	170	163
Icon Investments Six DAC	5.849%	5/8/2029	50	52
IQVIA Inc.	6.250%	2/1/2029	440	464
Johnson & Johnson	4.500%	3/1/2027	124	125
Johnson & Johnson	2.950%	3/3/2027	520	515
Johnson & Johnson	0.950%	9/1/2027	50	48
Johnson & Johnson	2.900%	1/15/2028	255	251
Johnson & Johnson	4.800%	6/1/2029	332	343
Johnson & Johnson	4.700%	3/1/2030	376	388
Johnson & Johnson	1.300%	9/1/2030	500	446
Johnson & Johnson	4.900%	6/1/2031	824	863
Johnson & Johnson	4.850%	3/1/2032	266	277
Johnson & Johnson	5.000%	3/1/2035	523	548
Johnson & Johnson	3.550%	3/1/2036	435	403
Johnson & Johnson	3.625%	3/3/2037	194	178
Johnson & Johnson	5.950%	8/15/2037	140	158
Johnson & Johnson	3.400%	1/15/2038	267	238
Johnson & Johnson	2.100%	9/1/2040	165	118
Johnson & Johnson	3.700%	3/1/2046	540	446
Johnson & Johnson	3.750%	3/3/2047	235	193

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Johnson & Johnson	3.500%	1/15/2048	215	169
	Johnson & Johnson	2.250%	9/1/2050	390	236
	Johnson & Johnson	5.250%	6/1/2054	175	179
	Johnson & Johnson	2.450%	9/1/2060	290	165
	Laboratory Corp. of America Holdings	4.800%	10/1/2034	325	324
	Laboratory Corp. of America Holdings	4.700%	2/1/2045	170	154
	Merck & Co. Inc.	1.700%	6/10/2027	460	446
	Merck & Co. Inc.	1.900%	12/10/2028	785	742
	Merck & Co. Inc.	3.400%	3/7/2029	625	615
	Merck & Co. Inc.	1.450%	6/24/2030	264	236
	Merck & Co. Inc.	2.150%	12/10/2031	550	491
	Merck & Co. Inc.	4.550%	9/15/2032	225	229
	Merck & Co. Inc.	4.500%	5/17/2033	270	274
	Merck & Co. Inc.	4.950%	9/15/2035	425	436
	Merck & Co. Inc.	3.900%	3/7/2039	230	208
	Merck & Co. Inc.	2.350%	6/24/2040	545	398
	Merck & Co. Inc.	4.150%	5/18/2043	190	166
	Merck & Co. Inc.	4.900%	5/17/2044	160	153
	Merck & Co. Inc.	3.700%	2/10/2045	508	412
	Merck & Co. Inc.	4.000%	3/7/2049	235	193
	Merck & Co. Inc.	2.450%	6/24/2050	515	311
	Merck & Co. Inc.	2.750%	12/10/2051	675	429
	Merck & Co. Inc.	5.000%	5/17/2053	205	194
	Merck & Co. Inc.	5.700%	9/15/2055	300	311
	Merck & Co. Inc.	2.900%	12/10/2061	255	153
	Merck & Co. Inc.	5.150%	5/17/2063	150	142
	Mylan Inc.	4.550%	4/15/2028	200	200
	Novartis Capital Corp.	2.000%	2/14/2027	625	613
	Novartis Capital Corp.	3.100%	5/17/2027	955	947
	Novartis Capital Corp.	3.800%	9/18/2029	500	499
	Novartis Capital Corp.	2.200%	8/14/2030	520	482
	Novartis Capital Corp.	4.000%	9/18/2031	75	75
	Novartis Capital Corp.	4.200%	9/18/2034	365	359
	Novartis Capital Corp.	4.400%	5/6/2044	365	331
	Novartis Capital Corp.	4.000%	11/20/2045	405	344
	Novartis Capital Corp.	2.750%	8/14/2050	210	138
	Novartis Capital Corp.	4.700%	9/18/2054	240	218
	Pfizer Inc.	3.000%	12/15/2026	320	318
	Pfizer Inc.	3.600%	9/15/2028	280	280
	Pfizer Inc.	3.450%	3/15/2029	490	485
	Pfizer Inc.	2.625%	4/1/2030	712	674
	Pfizer Inc.	1.700%	5/28/2030	222	201
	Pfizer Inc.	1.750%	8/18/2031	394	349
	Pfizer Inc.	4.000%	12/15/2036	400	379
	Pfizer Inc.	3.900%	3/15/2039	135	121
	Pfizer Inc.	7.200%	3/15/2039	770	933
	Pfizer Inc.	2.550%	5/28/2040	210	156
	Pfizer Inc.	4.300%	6/15/2043	170	151
	Pfizer Inc.	4.400%	5/15/2044	165	149
	Pfizer Inc.	4.125%	12/15/2046	470	395
	Pfizer Inc.	4.200%	9/15/2048	215	181
	Pfizer Inc.	4.000%	3/15/2049	335	273
	Pfizer Inc.	2.700%	5/28/2050	450	287
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/2028	810	820
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/2030	320	328
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/2033	1,355	1,382
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/2043	907	884
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/2053	1,305	1,264
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/2063	875	831
[2]	Providence St. Joseph Health Obligated Group	2.700%	10/1/2051	240	145
	Quest Diagnostics Inc.	2.950%	6/30/2030	110	104
	Quest Diagnostics Inc.	6.400%	11/30/2033	210	234
	Quest Diagnostics Inc.	5.000%	12/15/2034	205	209
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/2030	270	241
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/2050	185	116
	Revvity Inc.	3.300%	9/15/2029	270	261
	Royalty Pharma plc	1.750%	9/2/2027	145	139
	Royalty Pharma plc	2.200%	9/2/2030	110	100
	Royalty Pharma plc	3.300%	9/2/2040	145	114
	Royalty Pharma plc	3.550%	9/2/2050	195	137

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Sanofi SA	3.625%	6/19/2028	190	189
Smith & Nephew plc	2.032%	10/14/2030	275	247
Solventum Corp.	5.400%	3/1/2029	200	207
Solventum Corp.	5.450%	3/13/2031	665	695
Solventum Corp.	5.600%	3/23/2034	475	497
Solventum Corp.	5.900%	4/30/2054	250	257
Stryker Corp.	4.700%	2/10/2028	150	152
Stryker Corp.	4.250%	9/11/2029	340	343
Stryker Corp.	4.850%	2/10/2030	150	154
Stryker Corp.	1.950%	6/15/2030	205	187
Stryker Corp.	4.625%	9/11/2034	330	331
Stryker Corp.	5.200%	2/10/2035	200	208
Stryker Corp.	4.625%	3/15/2046	170	154
Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/2028	280	287
Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/2030	735	673
Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/2034	250	259
Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/2040	510	395
Takeda Pharmaceutical Co. Ltd.	5.650%	7/5/2044	70	72
Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/2050	790	538
Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/2060	170	111
Takeda US Financing Inc.	5.200%	7/7/2035	525	539
Thermo Fisher Scientific Inc.	5.000%	12/5/2026	200	202
Thermo Fisher Scientific Inc.	2.600%	10/1/2029	265	252
Thermo Fisher Scientific Inc.	4.977%	8/10/2030	165	171
Thermo Fisher Scientific Inc.	2.000%	10/15/2031	340	304
Thermo Fisher Scientific Inc.	5.086%	8/10/2033	110	115
Thermo Fisher Scientific Inc.	4.794%	10/7/2035	300	303
Thermo Fisher Scientific Inc.	2.800%	10/15/2041	385	287
Thermo Fisher Scientific Inc.	4.100%	8/15/2047	135	114
UnitedHealth Group Inc.	3.450%	1/15/2027	300	299
UnitedHealth Group Inc.	5.250%	2/15/2028	175	180
UnitedHealth Group Inc.	3.850%	6/15/2028	243	243
UnitedHealth Group Inc.	4.250%	1/15/2029	225	227
UnitedHealth Group Inc.	4.000%	5/15/2029	285	285
UnitedHealth Group Inc.	2.875%	8/15/2029	100	96
UnitedHealth Group Inc.	4.800%	1/15/2030	360	369
UnitedHealth Group Inc.	5.300%	2/15/2030	420	439
UnitedHealth Group Inc.	2.000%	5/15/2030	370	339
UnitedHealth Group Inc.	4.650%	1/15/2031	175	178
UnitedHealth Group Inc.	4.900%	4/15/2031	330	340
UnitedHealth Group Inc.	2.300%	5/15/2031	345	312
UnitedHealth Group Inc.	4.950%	1/15/2032	470	484
UnitedHealth Group Inc.	4.200%	5/15/2032	190	188
UnitedHealth Group Inc.	5.350%	2/15/2033	480	503
UnitedHealth Group Inc.	4.500%	4/15/2033	350	349
UnitedHealth Group Inc.	5.000%	4/15/2034	240	246
UnitedHealth Group Inc.	5.150%	7/15/2034	435	449
UnitedHealth Group Inc.	5.300%	6/15/2035	705	735
UnitedHealth Group Inc.	4.625%	7/15/2035	390	389
UnitedHealth Group Inc.	5.800%	3/15/2036	202	217
UnitedHealth Group Inc.	6.875%	2/15/2038	345	402
UnitedHealth Group Inc.	3.500%	8/15/2039	310	262
UnitedHealth Group Inc.	2.750%	5/15/2040	295	224
UnitedHealth Group Inc.	3.050%	5/15/2041	140	108
UnitedHealth Group Inc.	4.250%	3/15/2043	105	91
UnitedHealth Group Inc.	5.500%	7/15/2044	535	539
UnitedHealth Group Inc.	4.750%	7/15/2045	440	402
UnitedHealth Group Inc.	4.200%	1/15/2047	215	179
UnitedHealth Group Inc.	3.750%	10/15/2047	255	198
UnitedHealth Group Inc.	4.250%	6/15/2048	250	208
UnitedHealth Group Inc.	4.450%	12/15/2048	210	180
UnitedHealth Group Inc.	3.700%	8/15/2049	345	261
UnitedHealth Group Inc.	2.900%	5/15/2050	150	97
UnitedHealth Group Inc.	3.250%	5/15/2051	380	262
UnitedHealth Group Inc.	4.750%	5/15/2052	430	380
UnitedHealth Group Inc.	5.875%	2/15/2053	429	441
UnitedHealth Group Inc.	5.050%	4/15/2053	395	364
UnitedHealth Group Inc.	5.375%	4/15/2054	350	338
UnitedHealth Group Inc.	5.625%	7/15/2054	520	521
UnitedHealth Group Inc.	5.950%	6/15/2055	375	393

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	3.875%	8/15/2059	411	303
	UnitedHealth Group Inc.	3.125%	5/15/2060	365	228
	UnitedHealth Group Inc.	4.950%	5/15/2062	240	211
	UnitedHealth Group Inc.	6.050%	2/15/2063	343	359
	UnitedHealth Group Inc.	5.200%	4/15/2063	380	349
	UnitedHealth Group Inc.	5.500%	4/15/2064	175	168
	UnitedHealth Group Inc.	5.750%	7/15/2064	545	546
	Utah Acquisition Sub Inc.	5.250%	6/15/2046	402	333
	Viatris Inc.	2.700%	6/22/2030	380	346
	Viatris Inc.	3.850%	6/22/2040	265	203
	Viatris Inc.	4.000%	6/22/2050	495	331
	Wyeth LLC	6.500%	2/1/2034	340	385
	Wyeth LLC	5.950%	4/1/2037	515	562
	Zimmer Biomet Holdings Inc.	2.600%	11/24/2031	180	163
	Zoetis Inc.	3.000%	9/12/2027	155	153
	Zoetis Inc.	2.000%	5/15/2030	140	128
	Zoetis Inc.	5.600%	11/16/2032	75	80
	Zoetis Inc.	5.000%	8/17/2035	260	265
	Zoetis Inc.	4.700%	2/1/2043	250	232
					148,150
Industrials (1.9%)
	Amphenol Corp.	4.375%	6/12/2028	200	202
	Amphenol Corp.	2.800%	2/15/2030	210	200
	Amphenol Corp.	4.125%	11/15/2030	500	499
	Amphenol Corp.	2.200%	9/15/2031	240	215
	Amphenol Corp.	5.000%	1/15/2035	125	128
	Amphenol Corp.	4.625%	2/15/2036	450	445
	Amphenol Corp.	5.300%	11/15/2055	400	390
	Carrier Global Corp.	2.493%	2/15/2027	469	460
	Carrier Global Corp.	2.722%	2/15/2030	335	316
	Carrier Global Corp.	2.700%	2/15/2031	200	185
	Carrier Global Corp.	5.900%	3/15/2034	239	258
	Carrier Global Corp.	3.377%	4/5/2040	520	424
	Carrier Global Corp.	3.577%	4/5/2050	361	271
	Deere & Co.	5.450%	1/16/2035	485	515
	Deere & Co.	3.900%	6/9/2042	140	122
	Deere & Co.	3.750%	4/15/2050	200	159
	Deere & Co.	5.700%	1/19/2055	175	185
[2]	FedEx Corp.	4.750%	11/15/2045	165	144
[2]	FedEx Corp.	4.550%	4/1/2046	285	241
[2]	FedEx Corp.	5.250%	5/15/2050	435	403
	Illinois Tool Works Inc.	3.900%	9/1/2042	335	287
	John Deere Capital Corp.	4.500%	1/8/2027	100	101
[2]	John Deere Capital Corp.	4.150%	9/15/2027	195	196
[2]	John Deere Capital Corp.	4.750%	1/20/2028	240	245
[2]	John Deere Capital Corp.	4.950%	7/14/2028	335	344
	John Deere Capital Corp.	4.500%	1/16/2029	155	158
[2]	John Deere Capital Corp.	4.850%	6/11/2029	92	95
[2]	John Deere Capital Corp.	4.550%	6/5/2030	150	153
[2]	John Deere Capital Corp.	4.700%	6/10/2030	303	312
[2]	John Deere Capital Corp.	4.900%	3/7/2031	185	191
	John Deere Capital Corp.	4.400%	9/8/2031	490	496
[2]	John Deere Capital Corp.	5.150%	9/8/2033	365	384
[2]	John Deere Capital Corp.	5.100%	4/11/2034	170	177
[2]	John Deere Capital Corp.	5.050%	6/12/2034	150	156
	Keysight Technologies Inc.	5.350%	7/30/2030	185	193
	LKQ Corp.	5.750%	6/15/2028	340	352
	Otis Worldwide Corp.	5.250%	8/16/2028	260	268
	Otis Worldwide Corp.	2.565%	2/15/2030	365	342
	Otis Worldwide Corp.	3.362%	2/15/2050	245	176
	Republic Services Inc.	3.950%	5/15/2028	165	165
	Republic Services Inc.	4.875%	4/1/2029	20	21
	Republic Services Inc.	1.750%	2/15/2032	125	108
	Republic Services Inc.	5.000%	4/1/2034	240	248
	Southwest Airlines Co.	5.125%	6/15/2027	150	152
	Trane Technologies Financing Ltd.	3.800%	3/21/2029	515	511
	Trimble Inc.	6.100%	3/15/2033	210	227
[2]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/2027	213	217
[2]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/2036	578	610

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	United Airlines Pass-Through Trust Class AA Series 2024-1	5.450%	2/15/2037	406	420
	United Parcel Service Inc.	3.050%	11/15/2027	165	163
	United Parcel Service Inc.	3.400%	3/15/2029	177	174
	United Parcel Service Inc.	4.450%	4/1/2030	182	186
	United Parcel Service Inc.	4.875%	3/3/2033	165	171
	United Parcel Service Inc.	5.150%	5/22/2034	245	256
	United Parcel Service Inc.	5.250%	5/14/2035	320	335
	United Parcel Service Inc.	6.200%	1/15/2038	440	490
	United Parcel Service Inc.	3.750%	11/15/2047	160	126
	United Parcel Service Inc.	4.250%	3/15/2049	108	91
	United Parcel Service Inc.	5.300%	4/1/2050	515	504
	United Parcel Service Inc.	5.050%	3/3/2053	289	269
	United Parcel Service Inc.	5.500%	5/22/2054	80	79
	United Parcel Service Inc.	5.950%	5/14/2055	180	190
	United Parcel Service Inc.	6.050%	5/14/2065	240	253
	Waste Management Inc.	3.150%	11/15/2027	345	341
	Waste Management Inc.	4.500%	3/15/2028	175	177
	Waste Management Inc.	4.875%	2/15/2029	210	216
	Waste Management Inc.	1.500%	3/15/2031	275	241
	Waste Management Inc.	4.950%	7/3/2031	100	104
	Waste Management Inc.	4.800%	3/15/2032	200	206
	Waste Management Inc.	4.150%	4/15/2032	20	20
	Waste Management Inc.	4.875%	2/15/2034	280	289
	Waste Management Inc.	4.950%	3/15/2035	265	272
	Waste Management Inc.	5.350%	10/15/2054	395	392
	Westinghouse Air Brake Technologies Corp.	4.700%	9/15/2028	210	213
	Westinghouse Air Brake Technologies Corp.	5.500%	5/29/2035	175	183
	WW Grainger Inc.	4.600%	6/15/2045	230	211
					19,219
Materials (1.2%)
	Air Products and Chemicals Inc.	4.600%	2/8/2029	120	122
	Air Products and Chemicals Inc.	4.850%	2/8/2034	370	378
	Air Products and Chemicals Inc.	2.700%	5/15/2040	240	182
	Amcor Flexibles North America Inc.	5.500%	3/17/2035	225	233
	AngloGold Ashanti Holdings plc	3.375%	11/1/2028	175	170
	ArcelorMittal SA	6.800%	11/29/2032	150	168
	Berry Global Inc.	5.650%	1/15/2034	315	330
	Carlisle Cos. Inc.	2.750%	3/1/2030	135	127
	CF Industries Inc.	5.150%	3/15/2034	265	268
	CF Industries Inc.	4.950%	6/1/2043	130	118
	CF Industries Inc.	5.375%	3/15/2044	225	214
	CRH America Finance Inc.	5.400%	5/21/2034	220	229
	CRH America Finance Inc.	5.500%	1/9/2035	350	367
	CRH America Finance Inc.	5.000%	2/9/2036	450	455
	CRH SMW Finance DAC	5.200%	5/21/2029	175	181
	CRH SMW Finance DAC	5.125%	1/9/2030	200	206
[3]	DuPont de Nemours Inc.	4.725%	11/15/2028	152	154
	Eagle Materials Inc.	2.500%	7/1/2031	160	145
	Martin Marietta Materials Inc.	5.150%	12/1/2034	175	180
	Martin Marietta Materials Inc.	3.200%	7/15/2051	335	230
	Martin Marietta Materials Inc.	5.500%	12/1/2054	205	204
	Newmont Corp.	2.600%	7/15/2032	175	160
	Newmont Corp.	5.350%	3/15/2034	680	713
	Nutrien Ltd.	4.900%	3/27/2028	350	356
	Nutrien Ltd.	4.200%	4/1/2029	705	705
	Nutrien Ltd.	5.000%	4/1/2049	94	86
	Nutrien Ltd.	5.800%	3/27/2053	435	443
	Sherwin-Williams Co.	3.450%	6/1/2027	490	486
	Sherwin-Williams Co.	2.950%	8/15/2029	119	114
	Sherwin-Williams Co.	4.500%	6/1/2047	441	383
	Smurfit Kappa Treasury ULC	5.200%	1/15/2030	190	197
	Smurfit Kappa Treasury ULC	5.438%	4/3/2034	270	281
	Smurfit Kappa Treasury ULC	5.777%	4/3/2054	450	459
	Suzano Austria GmbH	6.000%	1/15/2029	325	335
	Suzano Austria GmbH	5.000%	1/15/2030	175	176
	Suzano Austria GmbH	3.750%	1/15/2031	375	353
[2]	Suzano Austria GmbH	3.125%	1/15/2032	270	241
	Suzano Netherlands BV	5.500%	1/15/2036	300	298
	Vulcan Materials Co.	3.500%	6/1/2030	240	233

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Vulcan Materials Co.	5.350%	12/1/2034	225	234
	Vulcan Materials Co.	5.700%	12/1/2054	165	168
	WRKCo Inc.	4.900%	3/15/2029	445	454
					11,536
Real Estate (1.8%)
	Alexandria Real Estate Equities Inc.	3.375%	8/15/2031	88	82
	Alexandria Real Estate Equities Inc.	2.000%	5/18/2032	176	149
	Alexandria Real Estate Equities Inc.	1.875%	2/1/2033	233	191
	Alexandria Real Estate Equities Inc.	2.950%	3/15/2034	220	190
	Alexandria Real Estate Equities Inc.	3.000%	5/18/2051	395	243
	Alexandria Real Estate Equities Inc.	3.550%	3/15/2052	160	109
	American Tower Corp.	2.750%	1/15/2027	225	222
	American Tower Corp.	3.550%	7/15/2027	125	124
	American Tower Corp.	5.800%	11/15/2028	260	272
	American Tower Corp.	3.800%	8/15/2029	240	236
	American Tower Corp.	2.900%	1/15/2030	65	62
	American Tower Corp.	4.900%	3/15/2030	45	46
	American Tower Corp.	2.100%	6/15/2030	205	186
	American Tower Corp.	1.875%	10/15/2030	305	272
	American Tower Corp.	5.650%	3/15/2033	130	137
	American Tower Corp.	5.550%	7/15/2033	50	53
	American Tower Corp.	5.900%	11/15/2033	195	209
	American Tower Corp.	3.100%	6/15/2050	285	191
	American Tower Corp.	2.950%	1/15/2051	325	210
	Boston Properties LP	6.750%	12/1/2027	105	110
	Boston Properties LP	4.500%	12/1/2028	535	538
	Boston Properties LP	3.400%	6/21/2029	183	177
	Boston Properties LP	3.250%	1/30/2031	190	178
	Boston Properties LP	2.550%	4/1/2032	210	183
	Boston Properties LP	2.450%	10/1/2033	130	108
	Boston Properties LP	6.500%	1/15/2034	110	119
	Boston Properties LP	5.750%	1/15/2035	285	293
	Brixmor Operating Partnership LP	4.125%	5/15/2029	365	363
	Brixmor Operating Partnership LP	4.050%	7/1/2030	175	173
	Camden Property Trust	2.800%	5/15/2030	140	132
	CBRE Services Inc.	5.950%	8/15/2034	350	376
	Crown Castle Inc.	2.900%	3/15/2027	120	118
	Crown Castle Inc.	3.650%	9/1/2027	250	248
	Crown Castle Inc.	5.000%	1/11/2028	185	188
	Crown Castle Inc.	3.800%	2/15/2028	405	401
	Crown Castle Inc.	5.600%	6/1/2029	120	125
	Crown Castle Inc.	3.300%	7/1/2030	275	261
	Crown Castle Inc.	2.250%	1/15/2031	150	134
	Crown Castle Inc.	2.100%	4/1/2031	175	154
	Crown Castle Inc.	2.500%	7/15/2031	304	272
	Crown Castle Inc.	5.100%	5/1/2033	190	192
	Crown Castle Inc.	5.800%	3/1/2034	110	116
	Crown Castle Inc.	2.900%	4/1/2041	250	183
	Crown Castle Inc.	3.250%	1/15/2051	250	168
	Digital Realty Trust LP	3.700%	8/15/2027	185	184
	Digital Realty Trust LP	5.550%	1/15/2028	215	221
	Digital Realty Trust LP	3.600%	7/1/2029	210	206
	Equinix Europe 2 Financing Corp. LLC	5.500%	6/15/2034	185	193
	Equinix Inc.	3.200%	11/18/2029	350	336
	Equinix Inc.	2.150%	7/15/2030	164	149
	Equinix Inc.	2.500%	5/15/2031	150	136
	Equinix Inc.	3.900%	4/15/2032	713	687
	ERP Operating LP	4.500%	7/1/2044	175	156
	Extra Space Storage LP	5.700%	4/1/2028	135	140
	Extra Space Storage LP	5.500%	7/1/2030	165	173
	Healthcare Realty Holdings LP	2.000%	3/15/2031	115	101
	Healthpeak OP LLC	3.000%	1/15/2030	235	223
	Healthpeak OP LLC	5.250%	12/15/2032	110	114
[2]	Host Hotels & Resorts LP	3.500%	9/15/2030	320	304
	Prologis LP	4.875%	6/15/2028	140	143
	Prologis LP	2.250%	4/15/2030	265	246
	Prologis LP	1.250%	10/15/2030	81	71
	Prologis LP	4.750%	6/15/2033	345	350
	Prologis LP	5.125%	1/15/2034	230	237

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Prologis LP	5.000%	3/15/2034	431	441
Prologis LP	5.250%	5/15/2035	300	311
Prologis LP	5.250%	6/15/2053	175	169
Prologis LP	5.250%	3/15/2054	145	140
Public Storage Operating Co.	5.350%	8/1/2053	215	211
Realty Income Corp.	3.250%	1/15/2031	195	186
Realty Income Corp.	5.625%	10/13/2032	150	160
Realty Income Corp.	5.125%	2/15/2034	140	145
Sabra Health Care LP	3.200%	12/1/2031	539	493
Simon Property Group LP	3.375%	6/15/2027	70	69
Simon Property Group LP	3.375%	12/1/2027	315	312
Simon Property Group LP	1.750%	2/1/2028	130	124
Simon Property Group LP	2.450%	9/13/2029	500	473
Simon Property Group LP	2.650%	7/15/2030	160	150
Simon Property Group LP	4.750%	9/26/2034	220	220
Simon Property Group LP	5.125%	10/1/2035	250	255
Simon Property Group LP	3.250%	9/13/2049	368	258
Simon Property Group LP	3.800%	7/15/2050	165	126
Sun Communities Operating LP	2.700%	7/15/2031	115	105
Ventas Realty LP	4.400%	1/15/2029	280	282
Welltower OP LLC	4.250%	4/15/2028	220	222
Welltower OP LLC	3.100%	1/15/2030	185	178
Welltower OP LLC	2.800%	6/1/2031	95	88
				17,982
Technology (12.2%)
Accenture Capital Inc.	3.900%	10/4/2027	250	251
Accenture Capital Inc.	4.050%	10/4/2029	365	366
Accenture Capital Inc.	4.250%	10/4/2031	70	70
Accenture Capital Inc.	4.500%	10/4/2034	350	347
Adobe Inc.	2.150%	2/1/2027	370	363
Adobe Inc.	4.750%	1/17/2028	125	128
Adobe Inc.	4.800%	4/4/2029	170	175
Adobe Inc.	2.300%	2/1/2030	260	244
Adobe Inc.	4.950%	4/4/2034	185	192
Apple Inc.	3.350%	2/9/2027	30	30
Apple Inc.	3.200%	5/11/2027	590	586
Apple Inc.	3.000%	6/20/2027	300	297
Apple Inc.	2.900%	9/12/2027	530	523
Apple Inc.	3.000%	11/13/2027	304	301
Apple Inc.	1.200%	2/8/2028	655	621
Apple Inc.	4.000%	5/10/2028	540	544
Apple Inc.	4.000%	5/12/2028	275	277
Apple Inc.	1.400%	8/5/2028	570	538
Apple Inc.	3.250%	8/8/2029	200	197
Apple Inc.	2.200%	9/11/2029	580	548
Apple Inc.	1.650%	5/11/2030	410	374
Apple Inc.	4.200%	5/12/2030	200	203
Apple Inc.	1.250%	8/20/2030	320	285
Apple Inc.	1.650%	2/8/2031	610	546
Apple Inc.	1.700%	8/5/2031	145	129
Apple Inc.	4.500%	5/12/2032	125	128
Apple Inc.	3.350%	8/8/2032	430	414
Apple Inc.	4.300%	5/10/2033	125	127
Apple Inc.	4.750%	5/12/2035	125	129
Apple Inc.	4.500%	2/23/2036	288	294
Apple Inc.	2.375%	2/8/2041	205	149
Apple Inc.	3.850%	5/4/2043	595	511
Apple Inc.	4.450%	5/6/2044	295	275
Apple Inc.	3.450%	2/9/2045	715	569
Apple Inc.	4.375%	5/13/2045	510	463
Apple Inc.	4.650%	2/23/2046	820	769
Apple Inc.	3.850%	8/4/2046	550	455
Apple Inc.	4.250%	2/9/2047	300	263
Apple Inc.	3.750%	9/12/2047	320	259
Apple Inc.	3.750%	11/13/2047	225	182
Apple Inc.	2.950%	9/11/2049	400	276
Apple Inc.	2.650%	5/11/2050	730	470
Apple Inc.	2.400%	8/20/2050	280	171
Apple Inc.	2.650%	2/8/2051	670	428

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Apple Inc.	2.700%	8/5/2051	265	170
	Apple Inc.	3.950%	8/8/2052	520	423
	Apple Inc.	4.850%	5/10/2053	345	334
	Apple Inc.	2.550%	8/20/2060	830	481
	Apple Inc.	2.800%	2/8/2061	435	264
	Apple Inc.	2.850%	8/5/2061	380	232
	Apple Inc.	4.100%	8/8/2062	125	101
	Applied Materials Inc.	3.300%	4/1/2027	251	249
	Applied Materials Inc.	1.750%	6/1/2030	80	72
	Applied Materials Inc.	4.350%	4/1/2047	215	189
	Applied Materials Inc.	2.750%	6/1/2050	325	213
	Autodesk Inc.	2.400%	12/15/2031	205	183
	Automatic Data Processing Inc.	1.700%	5/15/2028	185	176
	Automatic Data Processing Inc.	1.250%	9/1/2030	215	190
	Automatic Data Processing Inc.	4.750%	5/8/2032	355	365
	Automatic Data Processing Inc.	4.450%	9/9/2034	375	376
	Broadcom Inc.	5.050%	7/12/2027	260	265
	Broadcom Inc.	1.950%	2/15/2028	110	105
	Broadcom Inc.	4.150%	2/15/2028	125	126
	Broadcom Inc.	4.800%	4/15/2028	465	474
	Broadcom Inc.	4.110%	9/15/2028	804	807
[3]	Broadcom Inc.	4.000%	4/15/2029	355	355
	Broadcom Inc.	5.050%	7/12/2029	1,044	1,078
	Broadcom Inc.	4.350%	2/15/2030	510	514
	Broadcom Inc.	5.050%	4/15/2030	230	238
	Broadcom Inc.	4.200%	10/15/2030	65	65
	Broadcom Inc.	4.150%	11/15/2030	610	610
	Broadcom Inc.	2.450%	2/15/2031	580	534
	Broadcom Inc.	5.150%	11/15/2031	450	470
[2]	Broadcom Inc.	4.550%	2/15/2032	125	126
[3]	Broadcom Inc.	4.150%	4/15/2032	300	296
	Broadcom Inc.	5.200%	4/15/2032	375	392
	Broadcom Inc.	4.300%	11/15/2032	690	686
	Broadcom Inc.	2.600%	2/15/2033	435	387
	Broadcom Inc.	3.419%	4/15/2033	523	490
	Broadcom Inc.	3.469%	4/15/2034	855	790
	Broadcom Inc.	4.800%	10/15/2034	340	345
	Broadcom Inc.	5.200%	7/15/2035	750	782
[3]	Broadcom Inc.	3.137%	11/15/2035	615	539
	Broadcom Inc.	4.800%	2/15/2036	435	436
[3]	Broadcom Inc.	3.187%	11/15/2036	930	803
[3]	Broadcom Inc.	4.926%	5/15/2037	422	424
	Broadcom Inc.	4.900%	2/15/2038	335	334
	Broadcom Inc.	3.500%	2/15/2041	1,010	840
	Broadcom Inc.	3.750%	2/15/2051	650	505
	Broadridge Financial Solutions Inc.	2.900%	12/1/2029	295	280
	Broadridge Financial Solutions Inc.	2.600%	5/1/2031	200	182
	Cadence Design Systems Inc.	4.300%	9/10/2029	360	362
	Cadence Design Systems Inc.	4.700%	9/10/2034	95	95
	CDW LLC	2.670%	12/1/2026	265	261
	CDW LLC	3.569%	12/1/2031	205	192
	Cintas Corp. No. 2	3.700%	4/1/2027	215	214
	Cisco Systems Inc.	4.800%	2/26/2027	295	298
	Cisco Systems Inc.	4.550%	2/24/2028	245	249
	Cisco Systems Inc.	4.850%	2/26/2029	965	992
	Cisco Systems Inc.	4.750%	2/24/2030	247	254
	Cisco Systems Inc.	4.950%	2/26/2031	720	749
	Cisco Systems Inc.	4.950%	2/24/2032	222	230
	Cisco Systems Inc.	5.050%	2/26/2034	870	903
	Cisco Systems Inc.	5.100%	2/24/2035	171	177
	Cisco Systems Inc.	5.900%	2/15/2039	575	627
	Cisco Systems Inc.	5.500%	1/15/2040	390	411
	Cisco Systems Inc.	5.300%	2/26/2054	465	456
	Cisco Systems Inc.	5.500%	2/24/2055	115	116
	Cisco Systems Inc.	5.350%	2/26/2064	275	267
	Concentrix Corp.	6.600%	8/2/2028	510	526
	Corning Inc.	4.375%	11/15/2057	360	296
	Corning Inc.	5.450%	11/15/2079	210	194
	Dell International LLC	5.250%	2/1/2028	100	102
	Dell International LLC	4.750%	4/1/2028	97	98

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Dell International LLC	5.300%	10/1/2029	290	299
Dell International LLC	5.000%	4/1/2030	85	87
Dell International LLC	4.500%	2/15/2031	185	185
Dell International LLC	5.300%	4/1/2032	331	342
Dell International LLC	4.750%	10/6/2032	190	190
Dell International LLC	5.750%	2/1/2033	340	360
Dell International LLC	5.400%	4/15/2034	250	258
Dell International LLC	4.850%	2/1/2035	155	154
Dell International LLC	5.500%	4/1/2035	390	405
Dell International LLC	5.100%	2/15/2036	225	225
Dell International LLC	8.100%	7/15/2036	215	262
Dell International LLC	3.375%	12/15/2041	205	158
Equifax Inc.	5.100%	12/15/2027	205	209
Equifax Inc.	2.350%	9/15/2031	185	165
Fidelity National Information Services Inc.	1.650%	3/1/2028	250	236
Fidelity National Information Services Inc.	2.250%	3/1/2031	235	210
Fidelity National Information Services Inc.	5.100%	7/15/2032	80	82
Fidelity National Information Services Inc.	3.100%	3/1/2041	215	161
Fiserv Inc.	5.150%	3/15/2027	160	161
Fiserv Inc.	2.250%	6/1/2027	250	243
Fiserv Inc.	5.450%	3/2/2028	180	184
Fiserv Inc.	4.200%	10/1/2028	270	269
Fiserv Inc.	3.500%	7/1/2029	485	469
Fiserv Inc.	4.750%	3/15/2030	219	220
Fiserv Inc.	2.650%	6/1/2030	575	529
Fiserv Inc.	4.550%	2/15/2031	200	199
Fiserv Inc.	5.600%	3/2/2033	190	196
Fiserv Inc.	5.625%	8/21/2033	330	341
Fiserv Inc.	5.450%	3/15/2034	190	193
Fiserv Inc.	5.150%	8/12/2034	485	483
Fiserv Inc.	4.400%	7/1/2049	512	408
Hewlett Packard Enterprise Co.	4.400%	9/25/2027	255	256
Hewlett Packard Enterprise Co.	4.550%	10/15/2029	500	504
Hewlett Packard Enterprise Co.	4.400%	10/15/2030	90	90
Hewlett Packard Enterprise Co.	4.850%	10/15/2031	245	248
Hewlett Packard Enterprise Co.	5.000%	10/15/2034	510	508
Hewlett Packard Enterprise Co.	6.350%	10/15/2045	419	433
Hewlett Packard Enterprise Co.	5.600%	10/15/2054	350	327
HP Inc.	3.000%	6/17/2027	275	270
HP Inc.	4.750%	1/15/2028	445	451
HP Inc.	4.000%	4/15/2029	135	134
HP Inc.	2.650%	6/17/2031	220	199
HP Inc.	5.500%	1/15/2033	280	291
HP Inc.	6.000%	9/15/2041	453	465
IBM International Capital Pte. Ltd.	4.900%	2/5/2034	320	326
IBM International Capital Pte. Ltd.	5.250%	2/5/2044	85	84
IBM International Capital Pte. Ltd.	5.300%	2/5/2054	330	315
Intel Corp.	3.750%	3/25/2027	310	308
Intel Corp.	3.150%	5/11/2027	225	222
Intel Corp.	3.750%	8/5/2027	560	556
Intel Corp.	4.875%	2/10/2028	330	335
Intel Corp.	1.600%	8/12/2028	215	201
Intel Corp.	4.000%	8/5/2029	130	129
Intel Corp.	2.450%	11/15/2029	505	472
Intel Corp.	5.125%	2/10/2030	250	257
Intel Corp.	3.900%	3/25/2030	305	300
Intel Corp.	2.000%	8/12/2031	210	185
Intel Corp.	4.150%	8/5/2032	230	223
Intel Corp.	4.000%	12/15/2032	280	269
Intel Corp.	5.200%	2/10/2033	585	600
Intel Corp.	5.150%	2/21/2034	305	310
Intel Corp.	4.600%	3/25/2040	355	322
Intel Corp.	2.800%	8/12/2041	240	170
Intel Corp.	4.800%	10/1/2041	155	140
Intel Corp.	5.625%	2/10/2043	255	251
Intel Corp.	4.900%	7/29/2045	295	260
Intel Corp.	4.100%	5/19/2046	230	180
Intel Corp.	4.100%	5/11/2047	155	120
Intel Corp.	3.734%	12/8/2047	355	260
Intel Corp.	3.250%	11/15/2049	555	365

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intel Corp.	4.750%	3/25/2050	625	527
	Intel Corp.	3.050%	8/12/2051	315	199
	Intel Corp.	4.900%	8/5/2052	340	291
	Intel Corp.	5.700%	2/10/2053	440	422
	Intel Corp.	5.600%	2/21/2054	135	129
	Intel Corp.	3.100%	2/15/2060	305	179
	Intel Corp.	4.950%	3/25/2060	240	201
	Intel Corp.	3.200%	8/12/2061	290	172
	Intel Corp.	5.050%	8/5/2062	265	223
	Intel Corp.	5.900%	2/10/2063	190	184
	International Business Machines Corp.	1.700%	5/15/2027	215	208
	International Business Machines Corp.	4.150%	7/27/2027	270	272
	International Business Machines Corp.	4.500%	2/6/2028	245	248
	International Business Machines Corp.	3.500%	5/15/2029	660	649
[2]	International Business Machines Corp.	4.800%	2/10/2030	190	195
	International Business Machines Corp.	1.950%	5/15/2030	275	251
	International Business Machines Corp.	4.400%	7/27/2032	460	462
	International Business Machines Corp.	4.750%	2/6/2033	415	425
[2]	International Business Machines Corp.	5.200%	2/10/2035	325	336
	International Business Machines Corp.	4.150%	5/15/2039	779	704
	International Business Machines Corp.	4.000%	6/20/2042	145	124
	International Business Machines Corp.	4.250%	5/15/2049	705	583
	International Business Machines Corp.	2.950%	5/15/2050	385	252
	International Business Machines Corp.	4.900%	7/27/2052	285	257
	Intuit Inc.	5.125%	9/15/2028	95	98
	Intuit Inc.	5.200%	9/15/2033	215	226
	Intuit Inc.	5.500%	9/15/2053	260	261
	KLA Corp.	4.100%	3/15/2029	195	196
	KLA Corp.	4.650%	7/15/2032	450	459
	KLA Corp.	3.300%	3/1/2050	200	142
	KLA Corp.	4.950%	7/15/2052	380	353
	KLA Corp.	5.250%	7/15/2062	135	129
	Lam Research Corp.	4.000%	3/15/2029	170	170
	Lam Research Corp.	1.900%	6/15/2030	135	123
	Lam Research Corp.	4.875%	3/15/2049	165	154
	Lam Research Corp.	2.875%	6/15/2050	250	166
	Marvell Technology Inc.	2.950%	4/15/2031	145	135
	Microchip Technology Inc.	4.900%	3/15/2028	225	228
	Microchip Technology Inc.	5.050%	3/15/2029	405	413
	Microchip Technology Inc.	5.050%	2/15/2030	125	128
	Micron Technology Inc.	4.663%	2/15/2030	400	405
	Micron Technology Inc.	5.300%	1/15/2031	265	275
	Micron Technology Inc.	2.703%	4/15/2032	270	242
	Micron Technology Inc.	5.875%	2/9/2033	120	128
	Micron Technology Inc.	5.875%	9/15/2033	145	155
	Micron Technology Inc.	5.800%	1/15/2035	175	185
	Micron Technology Inc.	6.050%	11/1/2035	345	370
	Microsoft Corp.	3.300%	2/6/2027	965	962
	Microsoft Corp.	3.500%	2/12/2035	325	310
	Microsoft Corp.	3.450%	8/8/2036	525	486
	Microsoft Corp.	4.100%	2/6/2037	177	174
	Microsoft Corp.	4.450%	11/3/2045	255	241
	Microsoft Corp.	3.700%	8/8/2046	656	539
	Microsoft Corp.	4.250%	2/6/2047	295	269
[4]	Microsoft Corp.	2.525%	6/1/2050	1,295	821
	Microsoft Corp.	2.500%	9/15/2050	485	305
	Microsoft Corp.	2.921%	3/17/2052	1,179	799
	Microsoft Corp.	4.500%	2/6/2057	330	302
	Microsoft Corp.	2.675%	6/1/2060	950	565
	Microsoft Corp.	3.041%	3/17/2062	525	340
	Motorola Solutions Inc.	4.600%	5/23/2029	210	213
	Motorola Solutions Inc.	2.300%	11/15/2030	370	336
	Motorola Solutions Inc.	2.750%	5/24/2031	365	334
	Motorola Solutions Inc.	5.400%	4/15/2034	175	181
	NVIDIA Corp.	1.550%	6/15/2028	258	245
	NVIDIA Corp.	2.850%	4/1/2030	715	686
	NVIDIA Corp.	2.000%	6/15/2031	265	240
	NVIDIA Corp.	3.500%	4/1/2040	330	284
	NVIDIA Corp.	3.500%	4/1/2050	595	454
	NXP BV	4.300%	6/18/2029	265	265

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NXP BV	3.400%	5/1/2030	155	149
	NXP BV	2.500%	5/11/2031	320	290
	NXP BV	2.650%	2/15/2032	260	233
	NXP BV	5.000%	1/15/2033	175	178
	NXP BV	3.250%	5/11/2041	220	168
	Oracle Corp.	2.800%	4/1/2027	1,092	1,070
	Oracle Corp.	3.250%	11/15/2027	495	485
	Oracle Corp.	2.300%	3/25/2028	780	744
	Oracle Corp.	4.500%	5/6/2028	485	486
	Oracle Corp.	4.800%	8/3/2028	485	490
[2]	Oracle Corp.	4.200%	9/27/2029	605	596
	Oracle Corp.	6.150%	11/9/2029	110	116
	Oracle Corp.	2.950%	4/1/2030	935	870
	Oracle Corp.	4.650%	5/6/2030	126	126
	Oracle Corp.	4.450%	9/26/2030	565	557
	Oracle Corp.	2.875%	3/25/2031	655	594
	Oracle Corp.	5.250%	2/3/2032	435	439
	Oracle Corp.	4.800%	9/26/2032	595	585
	Oracle Corp.	6.250%	11/9/2032	685	727
	Oracle Corp.	4.900%	2/6/2033	340	334
	Oracle Corp.	4.300%	7/8/2034	385	357
	Oracle Corp.	4.700%	9/27/2034	945	897
	Oracle Corp.	3.900%	5/15/2035	365	323
	Oracle Corp.	5.500%	8/3/2035	711	713
	Oracle Corp.	5.200%	9/26/2035	746	731
	Oracle Corp.	3.850%	7/15/2036	505	435
	Oracle Corp.	3.800%	11/15/2037	358	298
	Oracle Corp.	6.500%	4/15/2038	450	472
	Oracle Corp.	6.125%	7/8/2039	249	252
	Oracle Corp.	3.600%	4/1/2040	600	463
	Oracle Corp.	5.375%	7/15/2040	465	434
	Oracle Corp.	3.650%	3/25/2041	580	441
	Oracle Corp.	4.500%	7/8/2044	520	418
	Oracle Corp.	4.125%	5/15/2045	200	151
	Oracle Corp.	5.875%	9/26/2045	640	602
	Oracle Corp.	4.000%	7/15/2046	900	658
	Oracle Corp.	4.000%	11/15/2047	170	124
	Oracle Corp.	3.600%	4/1/2050	851	563
	Oracle Corp.	3.950%	3/25/2051	805	560
	Oracle Corp.	6.900%	11/9/2052	637	661
	Oracle Corp.	5.550%	2/6/2053	655	574
	Oracle Corp.	5.375%	9/27/2054	655	560
	Oracle Corp.	4.375%	5/15/2055	250	183
	Oracle Corp.	6.000%	8/3/2055	485	450
	Oracle Corp.	5.950%	9/26/2055	785	733
	Oracle Corp.	3.850%	4/1/2060	720	470
	Oracle Corp.	4.100%	3/25/2061	330	223
	Oracle Corp.	5.500%	9/27/2064	150	127
	Oracle Corp.	6.125%	8/3/2065	225	209
	Oracle Corp.	6.100%	9/26/2065	540	503
	Paychex Inc.	5.600%	4/15/2035	705	741
	Qorvo Inc.	4.375%	10/15/2029	405	399
	QUALCOMM Inc.	3.250%	5/20/2027	277	275
	QUALCOMM Inc.	1.300%	5/20/2028	60	56
	QUALCOMM Inc.	2.150%	5/20/2030	285	263
	QUALCOMM Inc.	1.650%	5/20/2032	315	270
	QUALCOMM Inc.	4.650%	5/20/2035	195	197
	QUALCOMM Inc.	4.800%	5/20/2045	274	255
	QUALCOMM Inc.	4.300%	5/20/2047	340	291
	QUALCOMM Inc.	3.250%	5/20/2050	425	299
	QUALCOMM Inc.	4.500%	5/20/2052	240	207
	QUALCOMM Inc.	6.000%	5/20/2053	290	312
	Quanta Services Inc.	2.900%	10/1/2030	455	428
	RELX Capital Inc.	4.000%	3/18/2029	410	409
	RELX Capital Inc.	4.750%	3/27/2030	265	271
	RELX Capital Inc.	3.000%	5/22/2030	165	157
	RELX Capital Inc.	5.250%	3/27/2035	51	53
	Roper Technologies Inc.	4.200%	9/15/2028	265	266
	Roper Technologies Inc.	1.750%	2/15/2031	180	158
	Roper Technologies Inc.	4.900%	10/15/2034	150	150

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Roper Technologies Inc.	5.100%	9/15/2035	300	305
S&P Global Inc.	2.450%	3/1/2027	910	894
S&P Global Inc.	2.700%	3/1/2029	285	274
S&P Global Inc.	4.250%	5/1/2029	350	352
S&P Global Inc.	2.900%	3/1/2032	165	153
S&P Global Inc.	3.700%	3/1/2052	400	309
Salesforce Inc.	3.700%	4/11/2028	250	250
Salesforce Inc.	1.500%	7/15/2028	105	99
Salesforce Inc.	1.950%	7/15/2031	200	179
Salesforce Inc.	2.700%	7/15/2041	308	227
Salesforce Inc.	2.900%	7/15/2051	545	354
Salesforce Inc.	3.050%	7/15/2061	195	120
ServiceNow Inc.	1.400%	9/1/2030	284	250
Synopsys Inc.	4.650%	4/1/2028	295	299
Synopsys Inc.	5.000%	4/1/2032	1,000	1,025
Synopsys Inc.	5.700%	4/1/2055	605	607
Texas Instruments Inc.	2.250%	9/4/2029	175	165
Texas Instruments Inc.	1.750%	5/4/2030	160	146
Texas Instruments Inc.	4.900%	3/14/2033	165	171
Texas Instruments Inc.	3.875%	3/15/2039	300	271
Texas Instruments Inc.	4.150%	5/15/2048	300	251
Texas Instruments Inc.	5.150%	2/8/2054	160	154
Texas Instruments Inc.	5.050%	5/18/2063	435	400
TSMC Arizona Corp.	3.875%	4/22/2027	310	310
TSMC Arizona Corp.	2.500%	10/25/2031	240	220
TSMC Arizona Corp.	4.250%	4/22/2032	340	343
TSMC Arizona Corp.	3.125%	10/25/2041	220	180
TSMC Arizona Corp.	3.250%	10/25/2051	170	132
TSMC Arizona Corp.	4.500%	4/22/2052	180	173
VMware LLC	3.900%	8/21/2027	255	255
VMware LLC	1.800%	8/15/2028	110	104
VMware LLC	4.700%	5/15/2030	205	208
VMware LLC	2.200%	8/15/2031	175	156
Workday Inc.	3.500%	4/1/2027	150	149
Workday Inc.	3.700%	4/1/2029	250	247
Workday Inc.	3.800%	4/1/2032	280	269
Xilinx Inc.	2.375%	6/1/2030	170	158
				120,474
Utilities (0.2%)
American Water Capital Corp.	4.450%	6/1/2032	310	312
American Water Capital Corp.	5.250%	3/1/2035	575	596
American Water Capital Corp.	3.750%	9/1/2047	140	109
American Water Capital Corp.	5.700%	9/1/2055	105	107
Commonwealth Edison Co.	4.000%	3/1/2048	125	101
Oncor Electric Delivery Co. LLC	5.650%	11/15/2033	155	166
Oncor Electric Delivery Co. LLC	4.950%	9/15/2052	530	483
Oncor Electric Delivery Co. LLC	5.550%	6/15/2054	315	312
PPL Electric Utilities Corp.	5.250%	5/15/2053	140	137
				2,323
Total Corporate Bonds (Cost $975,088)				970,063
Total Investments (98.6%) (Cost $981,013)				975,988
Other Assets and Liabilities—Net (1.4%)				14,238
Net Assets (100%)				990,226
Cost is in $000.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2025.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2025, the aggregate value was $5,346, representing 0.5% of net assets.
4	Securities with a value of $143 have been segregated as initial margin for open futures contracts.
DAC—Designated Activity Company.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	March 2026	12	1,360	(1)
Ultra 10-Year U.S. Treasury Note	March 2026	54	6,275	(2)
				(3)

Short Futures Contracts
5-Year U.S. Treasury Note	March 2026	(39)	(4,281)	—
Long U.S. Treasury Bond	March 2026	(18)	(2,114)	3
Ultra Long U.S. Treasury Bond	March 2026	(4)	(483)	1
				4
				1

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	5,925	—	5,925
Corporate Bonds	—	970,063	—	970,063
Total	—	975,988	—	975,988

Derivative Financial Instruments
Assets
Futures Contracts[1]	4	—	—	4
Liabilities
Futures Contracts[1]	(3)	—	—	(3)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.